                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       Post-Effective Amendment No. 30 [X]
                              (File No. 333-44644)

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              Amendment No. 64 [X]
                              (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                        RiverSource of New York Account 8
                   (previously IDS Life of New York Account 8)

                               Name of Depositor:
                   RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                               Dixie Carroll, Esq.
                        5229 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

      [ ]   immediately upon filing pursuant to paragraph (b)

      [X]   on April 29, 2011 pursuant to paragraph (b)

      [ ]   60 days after filing pursuant to paragraph (a)(1)

      [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A:  PROSPECTUS

PROSPECTUS

APRIL 29, 2011


RIVERSOURCE(R)

VARIABLE UNIVERSAL LIFE IV
VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251
            Website address: riversource.com/lifeinsurance
            RIVERSOURCE OF NEW YORK ACCOUNT 8

This prospectus contains information that you should know before investing in RiverSource Variable Universal Life IV (VUL IV - NY) or RiverSource Variable Universal Life IV - Estate Series (VUL IV ES - NY). VUL IV ES - NY is a life insurance policy with an initial specified amount of $1,000,000 or more. We reserve the right to offer the Estate Series at a lower specified amount on a promotional basis and/or to certain groups of individuals such as current or retired employees and financial advisors of Ameriprise Financial, Inc. or its subsidiaries, and their spouses or domestic partners, where such promotion or group offering is expected to result in overall cost reductions to RiverSource Life of NY.

All other policies are VUL IV - NY policies. The information in this prospectus applies to both VUL IV ES - NY and VUL IV - NY unless stated otherwise.

The purpose of each policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  1

TABLE OF CONTENTS


FEE TABLES..................................    3
   Transaction Fees.........................    3
   Charges Other than Fund Operating
     Expenses...............................    4
   Annual Operating Expenses of the Funds...    8
POLICY BENEFITS AND RISKS...................   12
   Policy Benefits..........................   12
   Policy Risks.............................   16
   Fund Risks...............................   18
LOADS, FEES AND CHARGES.....................   19
   Premium Expense Charge...................   19
   Monthly Deduction........................   19
   Surrender Charge.........................   20
   Partial Surrender Charge.................   21
   Mortality and Expense Risk Charge........   21
   Annual Operating Expenses of the Funds...   21
   Effect of Loads, Fees and Charges........   21
   Other Information on Charges.............   22
RIVERSOURCE LIFE OF NY......................   22
THE VARIABLE ACCOUNT AND THE FUNDS..........   23
   Relationship Between Funds and
     Subaccounts............................   33
   Substitution of Investments..............   33
   Voting Rights............................   33
THE FIXED ACCOUNT...........................   33
PURCHASING YOUR POLICY......................   34
   Application..............................   34
   Premiums.................................   34
   Limitations on the Use of the Policy.....   35
POLICY VALUE................................   35
   Fixed Account............................   35
   Subaccounts..............................   35
KEEPING THE POLICY IN FORCE.................   36
   Minimum Initial Premium Period...........   36
   No Lapse Guarantee.......................   37
   Grace Period.............................   37
   Reinstatement............................   38
   Exchange Right...........................   38
   Paid-Up Insurance Option.................   38
PROCEEDS PAYABLE UPON DEATH.................   38
   Change in Death Benefit Option...........   39
   Changes in Specified Amount..............   39
   Misstatement of Age or Sex...............   41
   Suicide..................................   41
   Beneficiary..............................   41
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS...............................   41
   Restrictions on Transfers................   41
   Fixed Account Transfer Policies..........   43
   Minimum Transfer Amounts.................   43
   Maximum Transfer Amounts.................   43
   Maximum Number of Transfers Per Year.....   43
   Automated Transfers......................   43
   Automated Dollar-Cost Averaging..........   44
   Asset Rebalancing........................   44
   Portfolio Navigator Program..............   45
POLICY LOANS................................   46
   Minimum Loan Amounts.....................   46
   Maximum Loan Amounts.....................   47
   Allocation of Loans to Accounts..........   47
   Repayments...............................   47
   Overdue Interest.........................   47
   Effect of Policy Loans...................   47
POLICY SURRENDERS...........................   47
   Total Surrenders.........................   47
   Partial Surrenders.......................   47
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER.................................   48
PAYMENT OF POLICY PROCEEDS..................   48
   Payment Options..........................   49
   Deferral of Payments.....................   49
FEDERAL TAXES...............................   49
   RiverSource Life of NY's Tax Status......   50
   Taxation of Policy Proceeds..............   50
   Modified Endowment Contracts.............   51
   Other Tax Considerations.................   52
   Split Dollar Arrangements................   53
DISTRIBUTION OF THE POLICY..................   55
LEGAL PROCEEDINGS...........................   56
POLICY ILLUSTRATIONS........................   56
KEY TERMS...................................   70
FINANCIAL STATEMENTS........................   73





2 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FEE TABLES(A)

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.

TRANSACTION FEES




                                                          AMOUNT DEDUCTED

                         WHEN CHARGE IS
       CHARGE               DEDUCTED             VUL IV - NY         VUL IV ES - NY
PREMIUM EXPENSE       When you pay          3.5% of each premium  3.5% of each premium
CHARGE                premium.              payment.              payment.
--------------------------------------------------------------------------------------

SURRENDER CHARGE(B)   When you surrender    Rate per $1,000 of    Rate per $1,000 of
                      your policy for its   initial specified     initial specified
                      full cash surrender   amount:               amount:
                      value, or the policy
                      lapses, during the    MINIMUM:              MINIMUM:
                      first ten years and   $5.11 -- Female,      $5.11 -- Female,
                      for ten years after   Standard, Age 1.      Standard, Age 1.
                      requesting an
                      increase in the       MAXIMUM:              MAXIMUM:
                      specified amount.     $36.80 -- Male,       $36.80 -- Male,
                                            Standard Tobacco,     Standard Tobacco,
                                            Age 85.               Age 85.

                                            REPRESENTATIVE        REPRESENTATIVE
                                            INSURED:              INSURED:
                                            $10.42 -- Male,       $10.42 -- Male,
                                            Preferred             Preferred
                                            Nontobacco, Age 40.   Nontobacco, Age 40.

                                                      For 2001 CSO policies:

                                                 VUL IV - NY         VUL IV ES - NY

                                            Rate per $1,000 of    Rate per $1,000 of
                                            initial specified     initial specified
                                            amount:               amount:

                                            MINIMUM:              MINIMUM:
                                            $5.11 -- Female,      $5.11 -- Female,
                                            Standard, Age 1.      Standard, Age 1.

                                            MAXIMUM:              MAXIMUM:
                                            $36.80 -- Male,       $36.80 -- Male,
                                            Standard Tobacco,     Standard Tobacco,
                                            Age 70.               Age 70.

                                            REPRESENTATIVE        REPRESENTATIVE
                                            INSURED:              INSURED:
                                            $10.42 -- Male,       $10.42 -- Male,
                                            Preferred             Preferred
                                            Nontobacco, Age 40.   Nontobacco, Age 40.

--------------------------------------------------------------------------------------

PARTIAL SURRENDER     When you surrender    The lesser of:        The lesser of:
CHARGE                part of the value of  - $25; or             - $25; or
                      your policy.          - 2% of the amount    - 2% of the amount
                                              surrendered.          surrendered.

--------------------------------------------------------------------------------------

ACCELERATED BENEFIT   Upon payment of       $250                  $250
RIDER FOR TERMINAL    Accelerated Benefit.
ILLNESS (ABRTI)

--------------------------------------------------------------------------------------

FEES FOR EXPRESS      When you take a loan  - $15 -- United       - $15 -- United
MAIL AND ELECTRONIC   or surrender and        States.               States.
FUND TRANSFERS OF     proceeds are sent by  - $30 -- Internatio-  - $30 -- Internatio-
LOAN SURRENDER        express mail or         nal.                  nal.
PROCEEDS              electronic fund
                      transfer.

--------------------------------------------------------------------------------------




(a) In prior policies, the "Standard Tobacco" risk classification was the "Smoker" risk classification and the "Preferred Nontobacco" risk classification was the "Preferred Nonsmoker" risk classification.
(b) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  3

CHARGES OTHER THAN FUND OPERATING EXPENSES




                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED          VUL IV - NY               VUL IV ES - NY
COST OF INSURANCE          Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
CHARGE(A)                                             of net amount at risk:     of net amount at risk:

                                                      MINIMUM: $.06 -- Female,   MINIMUM: $.06 -- Female,
                                                      Standard, Age 10:          Standard, Age 10:
                                                      Duration 1.                Duration 1.

                                                      MAXIMUM: $83.33 -- Male,   MAXIMUM: $83.33 -- Male,
                                                      Standard Tobacco, Age 99.  Standard Tobacco, Age 99.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.20 -- Male, Preferred    $.20 -- Male, Preferred
                                                      Nontobacco, Age 40:        Nontobacco, Age 40:
                                                      Duration 1.                Duration 1.

                                                                     For 2001 CSO policies:

                                                             VUL IV - NY               VUL IV ES - NY

                                                      Monthly rate per $1,000    Monthly rate per $1,000
                                                      of net amount at risk:     of net amount at risk:

                                                      MINIMUM: $0.02 -- Female,  MINIMUM: $0.02 -- Female,
                                                      Standard, Age 3: Duration  Standard, Age 3: Duration
                                                      1.                         1.

                                                      MAXIMUM: $37.12 -- Male,   MAXIMUM: $37.12 -- Male,
                                                      Standard Tobacco, Age 90:  Standard Tobacco, Age 90:
                                                      Duration 10.               Duration 10.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $0.09 -- Male, Preferred   $0.12 -- Male, Preferred
                                                      Nontobacco, Age 35:        Nontobacco, Age 40:
                                                      Duration 1.                Duration 1.

----------------------------------------------------------------------------------------------------------
POLICY FEE                 Monthly.                   GUARANTEED: $7.50 per      GUARANTEED: $7.50 per
                                                      month.                     month.

                                                      CURRENT: $7.50 per month   CURRENT: $0 per month.
                                                      for initial specified
                                                      amounts below $250,000;
                                                      and

                                                      $0 per month for initial
                                                      specified amounts of
                                                      $250,000 and above.

----------------------------------------------------------------------------------------------------------





(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.



                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED          VUL IV - NY               VUL IV ES - NY
MORTALITY AND EXPENSE      Daily.                     GUARANTEED: .90% of the    GUARANTEED: .90% of the
RISK CHARGE                                           average daily net asset    average daily net asset
                                                      value of the subaccounts   value of the subaccounts
                                                      for all policy years.      for all policy years.

                                                      CURRENT:                   CURRENT:
                                                      - .90% for policy years    - .90% for policy years
                                                        1-10;                      1-10;
                                                      - .45% for policy years    - .30% for policy years
                                                        11-20; and                 11-20; and
                                                      - .30% for policy years    - .20% for policy years
                                                        21 and after.              21 and after.

----------------------------------------------------------------------------------------------------------



4 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED          VUL IV - NY               VUL IV ES - NY
INTEREST RATE ON LOANS     Charged daily and due at   GUARANTEED: 5% per year.   GUARANTEED: 5% per year.
                           the end of the policy
                           year.                      CURRENT:                   CURRENT:
                                                      - 5% for policy years 1-   - 5% for policy years 1-
                                                        10;                        10;
                                                      - 3% for policy years      - 3% for policy years
                                                        11+.                       11+.

                                                      For prior policies:        For prior policies:
                                                      GUARANTEED: 6% per year.   GUARANTEED: 6% per year.

                                                      CURRENT:                   CURRENT:
                                                      - 6% for policy years 1-   - 6% for policy years 1-
                                                        10;                        10;
                                                      - 4% for policy years      - 4% for policy years
                                                        11+.                       11+.

----------------------------------------------------------------------------------------------------------

INTEREST RATE ON PAYMENTS  Annually, payable at the   GUARANTEED:
UNDER ACCELERATED BENEFIT  end of each policy year.
RIDER FOR TERMINAL                                    -   As set forth in "Interest Rate on Loans", for
ILLNESS (ABRTI)                                           that part of the accelerated benefit which does
                                                          not exceed the policy value available for loan
                                                          when an accelerated benefit is requested.
                                                      -   For that part of an accelerated benefit which
                                                          exceeds the policy value available for loan when
                                                          the accelerated benefit is requested, the
                                                          greater of the current yield on 90 day Treasury
                                                          bills or the current maximum statutory
                                                          adjustable policy loan interest rate expressed
                                                          as an annual effective rate.

----------------------------------------------------------------------------------------------------------

ACCIDENTAL DEATH BENEFIT   Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
RIDER (ADB)(A)                                        of accidental death        of accidental death
                                                      benefit amount:            benefit amount:

                                                      MINIMUM: $.04 -- Female,   MINIMUM: $.04 -- Female,
                                                      Age 5.                     Age 5.

                                                      MAXIMUM: $.16 -- Male,     MAXIMUM: $.16 -- Male,
                                                      Age 69.                    Age 69.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.08 -- Male, Preferred    $.08 -- Male, Preferred
                                                      Nontobacco, Age 40.        Nontobacco, Age 40.

----------------------------------------------------------------------------------------------------------

AUTOMATIC INCREASE         No charge.                 No charge for this rider,  No charge for this rider,
BENEFIT RIDER (AIB)                                   however, the additional    however, the additional
                                                      insurance added by the     insurance added by the
                                                      rider is subject to        rider is subject to
                                                      monthly cost of insurance  monthly cost of insurance
                                                      charges.                   charges.

----------------------------------------------------------------------------------------------------------




(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  5

                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED          VUL IV - NY               VUL IV ES - NY
BASE INSURED RIDER         Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
(BIR)(A)(B)(C)                                        of base insured rider      of base insured rider
                                                      specified amount:          specified amount:

                                                      MINIMUM: $.06 -- Female,   MINIMUM: $.06 -- Female,
                                                      Standard, Age 10:          Standard, Age 10:
                                                      Duration 1.                Duration 1.

                                                      MAXIMUM: $83.33 -- Male,   MAXIMUM: $83.33 -- Male,
                                                      Standard Tobacco, Age 99.  Standard Tobacco, Age 99.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.20 -- Male, Preferred    $.20 -- Male, Preferred
                                                      Nontobacco, Age 40:        Nontobacco, Age 40:
                                                      Duration 1.                Duration 1.

----------------------------------------------------------------------------------------------------------

CHILDREN'S INSURANCE       Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
RIDER (CIR)                                           of CIR specified amount:   of CIR specified amount:

                                                      $.58.                      $.58.

----------------------------------------------------------------------------------------------------------

OTHER INSURED RIDER        Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
(OIR)(A)(B)(C)                                        of OIR specified amount:   of OIR specified amount:

                                                      MINIMUM: $.06 -- Female,   MINIMUM: $.06 -- Female,
                                                      Standard, Age 10:          Standard, Age 10:
                                                      Duration 1.                Duration 1.

                                                      MAXIMUM: $83.33 -- Male,   MAXIMUM: $83.33 -- Male,
                                                      Standard Tobacco, Age 99.  Standard Tobacco, Age 99.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.20 -- Male, Preferred    $.20 -- Male, Preferred
                                                      Nontobacco, Age 40:        Nontobacco, Age 40:
                                                      Duration 1.                Duration 1.

----------------------------------------------------------------------------------------------------------




(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.
(b) For prior policies any OIR or BIR currently in-force on a policy cannot be increased.
(c) The BIR and OIR are no longer available for purchase.


6 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED          VUL IV - NY               VUL IV ES - NY
WAIVER OF MONTHLY          Monthly.                   For policies purchased on  For policies purchased on
DEDUCTION RIDER (WMD)(A)                              or after May 1, 2006, the  or after May 1, 2006, the
                                                      following applies:         following applies:

                                                      Monthly rate per $1,000    Monthly rate per $1,000
                                                      of net amount risk plus    of net amount risk plus
                                                      BIR specified amount and   BIR specified amount and
                                                      OIR specified amounts if   OIR specified amounts if
                                                      applicable:                applicable:

                                                      MINIMUM:                   MINIMUM:
                                                      $.00692 -- Female,         $.00692 -- Female,
                                                      Nontobacco, Age 20.        Nontobacco, Age 20.

                                                      MAXIMUM: $.34212 -- Male   MAXIMUM: $.34212 -- Male
                                                      Standard Tobacco, Age 59.  Standard Tobacco, Age 59.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.01899 -- Male,           $.01341 -- Male,
                                                      Preferred Nontobacco, Age  Preferred Nontobacco, Age
                                                      40.                        35.

                                                      For prior policies:        For prior policies:
                                                      Monthly rate per $1,000    Monthly rate per $1,000
                                                      of net amount at risk      of net amount at risk
                                                      plus BIR specified amount  plus BIR specified amount
                                                      and OIR specified amounts  and OIR specified amounts
                                                      if applicable:             if applicable:

                                                      MINIMUM: $.01 -- Female,   MINIMUM: $.01 -- Female,
                                                      Standard, Age 5.           Standard, Age 5.

                                                      MAXIMUM: $.28 -- Male,     MAXIMUM: $.28 -- Male,
                                                      Standard Tobacco, Age 59.  Standard Tobacco, Age 59.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.02 -- Male, Preferred    $.02 -- Male, Preferred
                                                      Nontobacco, Age 40.        Nontobacco, Age 35.

                                                      If you have CIR there      If you have CIR there
                                                      will be an additional      will be an additional
                                                      $.02 per month per $1,000  $.02 per month per $1,000
                                                      of the CIR specified       of the CIR specified
                                                      amount.                    amount.

----------------------------------------------------------------------------------------------------------

WAIVER OF PREMIUM RIDER    Monthly.                   Monthly rate multiplied    Monthly rate multiplied
(WP)(A)                                               by the greater of the      by the greater of the
                                                      monthly-specified premium  monthly-specified premium
                                                      selected for the rider or  selected for the rider or
                                                      the monthly deduction for  the monthly deduction for
                                                      the policy and any other   the policy and any other
                                                      riders attached to the     riders attached to the
                                                      policy.                    policy.

                                                      MINIMUM: $.03206 -- Male,  MINIMUM: $.03206 -- Male,
                                                      Nontobacco, Age 20.        Nontobacco, Age 20.

                                                      MAXIMUM:                   MAXIMUM:
                                                      $.40219 -- Female,         $.40219 -- Female,
                                                      Standard Tobacco, Age 59.  Standard Tobacco, Age 59.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.04009 -- Male,           $.04649 -- Male,
                                                      Preferred Nontobacco, Age  Preferred Nontobacco, Age
                                                      35.                        40.

----------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  7

                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED          VUL IV - NY               VUL IV ES - NY
ADVANCESOURCE((R))-        Monthly (while the rider   Monthly rate per $1,000    Monthly rate per $1,000
ACCELERATED BENEFIT RIDER  is in effect).             of the rider specified     of the rider specified
FOR CHRONIC ILLNESS                                   amount:                    amount:
(ASR)(A)(D)(E)
                                                      MINIMUM: 0.0025, Male,     MINIMUM: 0.0025, Male,
                                                      Age 20, Super Preferred    Age 20, Super Preferred
                                                      Non-Tobacco, Duration 1,   Non-Tobacco, Duration 1,
                                                      1% Monthly Benefit         1% Monthly Benefit
                                                      Percent.                   Percent.

                                                      MAXIMUM: 26.85, Female,    MAXIMUM: 26.85, Female,
                                                      Age 20, Standard Tobacco,  Age 20, Standard Tobacco,
                                                      Duration 80, 3% Monthly    Duration 80, 3% Monthly
                                                      Benefit Percent.           Benefit Percent.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      0.0025, Male, Age 35,      0.0025, Male, Age 35,
                                                      Preferred Non-Tobacco,     Preferred Non-Tobacco,
                                                      Duration 1, 2% Monthly     Duration 1, 2% Monthly
                                                      Benefit Percent.           Benefit Percent.

----------------------------------------------------------------------------------------------------------





(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life of NY at the address or telephone number shown on the first page of this prospectus.


(d) The monthly cost of insurance rate is based on the accelerated benefit insured's sex, risk class, issue age, duration and the monthly benefit percent shown in the "Policy Data" section of the policy. The cost of insurance rates for this rider will not exceed the guaranteed maximum monthly cost of insurance rates for this rider shown in the "Policy Data" section of the policy.


(e) This rider is only available for 2001 CSO Policies purchased under the Option 1 death benefit on or after June 14, 2010.


ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2010, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.47%                1.63%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and Statement of Additional Information
    (SAI).

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                   FUND NAME**                        FEES       FEES   EXPENSES    EXPENSES***      EXPENSES
AllianceBernstein VPS Growth and Income               0.55%      0.25%    0.08%           --%          0.88%
Portfolio (Class B)

AllianceBernstein VPS International Value             0.75       0.25     0.10            --           1.10
Portfolio (Class B)


AllianceBernstein VPS Large Cap Growth Portfolio      0.75       0.25     0.10            --           1.10
(Class B)


American Century VP International, Class II           1.26       0.25     0.01          0.01           1.53


American Century VP Value, Class II                   0.87       0.25       --            --           1.12


Calvert Variable Series, Inc. VP SRI Balanced         0.70         --     0.21            --           0.91
Portfolio


Columbia Variable Portfolio - Balanced Fund           0.64       0.13     0.17            --           0.94(1),(2)
(Class 3)


Columbia Variable Portfolio - Cash Management         0.33       0.13     0.17            --           0.63%(2)
Fund (Class 3)




8 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                   FUND NAME**                        FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Columbia Variable Portfolio - Diversified Bond        0.41%      0.13%    0.16%           --%          0.70%((1))
Fund (Class 3)


Columbia Variable Portfolio - Diversified Equity      0.56       0.13     0.14            --           0.83(1)
Income Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity          0.66       0.13     0.17          0.01           0.97(1),(2)
Fund (Class 3)


Columbia Variable Portfolio - Emerging Markets        1.07       0.13     0.28            --           1.48(1)
Opportunity Fund (Class 3)


Columbia Variable Portfolio - Global Bond Fund        0.55       0.13     0.18            --           0.86(1)
(Class 3)


Columbia Variable Portfolio - Global Inflation        0.42       0.13     0.15            --           0.70
Protected Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund,       0.63       0.25     0.18            --           1.06(3)
Class 2


Columbia Variable Portfolio - High Yield Bond         0.58       0.13     0.17            --           0.88(1)
Fund (Class 3)


Columbia Variable Portfolio - Income                  0.57       0.13     0.15            --           0.85(1),(2)
Opportunities Fund (Class 3)


Columbia Variable Portfolio - International           0.79       0.13     0.20            --           1.12(1)
Opportunity Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth        0.71       0.13     0.18            --           1.02(1),(2)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Growth          0.76       0.13     0.16            --           1.05(1)
Opportunity Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value           0.76       0.13     0.15            --           1.04(1),(2)
Opportunity Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund      0.10       0.13     0.24            --           0.47(1)
(Class 3)


Columbia Variable Portfolio - Select Large-Cap        0.71       0.13     0.33            --           1.17(1),(2)
Value Fund (Class 3)


Columbia Variable Portfolio - Select Smaller-Cap      0.79       0.13     0.21            --           1.13(1),(2)
Value Fund (Class 3)


Columbia Variable Portfolio - Short Duration          0.36       0.13     0.16            --           0.65(1)
U.S. Government Fund (Class 3)


Credit Suisse Trust - Commodity Return Strategy       0.50       0.25     0.34            --           1.09(4)
Portfolio


Eaton Vance VT Floating-Rate Income Fund              0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.09            --           0.90
Class 2


Fidelity(R) VIP Growth & Income Portfolio             0.46       0.25     0.13            --           0.84
Service Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.25     0.10            --           0.91
2


Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.25     0.15            --           1.11
2


FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.31            --           1.36(5)
Fund - Class 2


FTVIPT Franklin Small Cap Value Securities            0.51       0.25     0.17          0.01           0.94(6)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2        0.60       0.25     0.14            --           0.99


Goldman Sachs VIT Mid Cap Value                       0.80         --     0.07            --           0.87
Fund - Institutional Shares


Goldman Sachs VIT Structured U.S. Equity              0.62         --     0.08            --           0.70(7)
Fund - Institutional Shares


Invesco V.I. Capital Appreciation Fund, Series        0.62       0.25     0.29            --           1.16
II Shares


Invesco V.I. Capital Development Fund, Series I       0.75         --     0.34            --           1.09
Shares


Invesco V.I. Capital Development Fund, Series II      0.75       0.25     0.34            --           1.34
Shares


Invesco V.I. Dividend Growth Fund, Series I           0.50         --     0.32            --           0.82(8)
Shares


Invesco V.I. International Growth Fund, Series        0.71       0.25     0.33            --           1.29
II Shares


Invesco V.I. Technology Fund, Series I Shares         0.75         --     0.39            --           1.14


Invesco Van Kampen V.I. Comstock Fund, Series II      0.56       0.25     0.29            --           1.10(9)
Shares


Janus Aspen Series Global Technology Portfolio:       0.64       0.25     0.24            --           1.13
Service Shares


Janus Aspen Series Janus Portfolio: Service           0.64       0.25     0.03            --           0.92
Shares


Janus Aspen Series Overseas Portfolio: Service        0.64       0.25     0.04            --           0.93
Shares


MFS(R) Investors Growth Stock Series - Service        0.75       0.25     0.12            --           1.12
Class


MFS(R) New Discovery Series - Service Class           0.90       0.25     0.11            --           1.26


MFS(R) Utilities Series - Service Class               0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio,      0.85       0.35     0.43            --           1.63(10)
Class II Shares


Morgan Stanley UIF Mid Cap Growth Portfolio,          0.75       0.35     0.31            --           1.41(10)
Class II Shares


Oppenheimer Global Securities Fund/VA, Service        0.63       0.25     0.13            --           1.01
Shares




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  9

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                   FUND NAME**                        FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Oppenheimer Global Strategic Income Fund/VA,          0.60%      0.25%    0.14%         0.04%          1.03%((11))
Service Shares


Oppenheimer Main Street Small- & Mid-Cap              0.70       0.25     0.15            --           1.10(12)
Fund(R)/VA, Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.66           1.34(13)
Class


Putnam VT Global Health Care Fund - Class IB          0.63       0.25     0.19            --           1.07
Shares


Putnam VT International Equity Fund - Class IB        0.70       0.25     0.19            --           1.14
Shares


Putnam VT Multi-Cap Growth Fund - Class IB            0.56       0.25     0.19            --           1.00
Shares


Variable Portfolio - Aggressive Portfolio (Class        --       0.25     0.02          0.82           1.09
2)


Variable Portfolio - Aggressive Portfolio (Class        --       0.25     0.02          0.82           1.09(14)
4)


Variable Portfolio - Conservative Portfolio             --       0.25     0.03          0.64           0.92
(Class 2)


Variable Portfolio - Conservative Portfolio             --       0.25     0.03          0.64           0.92(14)
(Class 4)


Variable Portfolio - Davis New York Venture Fund      0.70       0.13     0.13            --           0.96(1),(15)
(Class 3)


Variable Portfolio - Goldman Sachs Mid Cap Value      0.78       0.13     0.14            --           1.05(1)
Fund (Class 3)


Variable Portfolio - Moderate Portfolio (Class          --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderate Portfolio (Class          --       0.25     0.02          0.75           1.02(14)
4)


Variable Portfolio - Moderately Aggressive              --       0.25     0.02          0.79           1.06
Portfolio (Class 2)


Variable Portfolio - Moderately Aggressive              --       0.25     0.02          0.79           1.06(14)
Portfolio (Class 4)


Variable Portfolio - Moderately Conservative            --       0.25     0.02          0.69           0.96
Portfolio (Class 2)


Variable Portfolio - Moderately Conservative            --       0.25     0.02          0.69           0.96(14)
Portfolio (Class 4)


Variable Portfolio - Partners Small Cap Value         0.92       0.13     0.17          0.04           1.26(1),(15)
Fund (Class 3)


Wanger International                                  0.86         --     0.21            --           1.07(16)


Wanger USA                                            0.86         --     0.12            --           0.98(16)


Wells Fargo Advantage VT Core Equity                  0.55       0.25     0.21          0.01           1.02(17)
Fund - Class 2


Wells Fargo Advantage VT Index Asset Allocation       0.55       0.25     0.28            --           1.08(18)
Fund - Class 2


Wells Fargo Advantage VT International Equity         0.75       0.25     0.26          0.01           1.27(17)
Fund - Class 2


Wells Fargo Advantage VT Opportunity                  0.65       0.25     0.21          0.01           1.12(18)
Fund - Class 2


Wells Fargo Advantage VT Small Cap Growth             0.75       0.25     0.20            --           1.20(17)
Fund - Class 2





   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


 *** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) Expense ratios have been adjusted to reflect current fees.


 (2) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.82% for Columbia Variable
     Portfolio - Balanced Fund (Class 3), 0.58% for Columbia Variable Portfolio - Cash Management Fund (Class 3), 0.86% for Columbia Variable Portfolio - Dynamic Equity Fund (Class 3), 0.83% for Columbia Variable Portfolio - Income Opportunities Fund (Class 3), 0.89% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 1.02% for Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3), 0.95% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3) and 1.08% for Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3).


 (3) Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates. Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. The Adviser has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.85% of the Fund's average daily net assets on an annualized basis. The Adviser, in its discretion, may revise or discontinue this arrangement at any time.


 (4) Effective January 1, 2011, Credit Suisse will voluntarily waive fees and reimburse expenses so that the Portfolio's annual expenses will not exceed 1.05% of the Portfolio's average daily net assets.


 (5) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ended April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions, net expenses would be 1.25%.


 (6) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012. After fee reductions, net expenses would be 0.93%.


 (7) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer


10 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS
     agent fee credit reductions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (8) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.67% of average daily net assets.


 (9) Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.87% of average daily net assets.


(10) The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.


(11) The Manager has agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. This fee waiver and/or reimbursement may not be amended or withdrawn until one year after the date of the Fund's prospectus. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees.


(12) The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the Funds' prospectus.


(13) PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.305%.


(14) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for Variable Portfolio - Aggressive Portfolio (Class 4), 0.86% for Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for Variable
     Portfolio - Moderate Portfolio (Class 4), 0.98% Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for Variable Portfolio - Moderately Conservative Portfolio (Class 4).


(15) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.90% for Variable Portfolio - Davis New York Venture Fund (Class 3) and 1.14% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(16) The advisor has contractually agreed to cap advisory fees at an annual rate equal to 0.83% for Wanger International and 0.85% for Wanger USA of the Fund's average daily net assets until April 30, 2012. After fee waivers and/or reimbursements, net expenses would be 1.04% for Wanger International and 0.97% for Wanger USA.


(17) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's total annual fund operating expenses after fee waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00% for Wells Fargo Advantage VT Core Equity Fund - Class 2, 0.95% for Wells Fargo Advantage VT International Equity Fund - Class 2 and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund - Class 2.


(18) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Funds Management has committed through April 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's total annual fund operating expenses after fee waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00% for Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2 and 1.07% for Wells Fargo Advantage VT Opportunity Fund - Class 2.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  11

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS




      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
DEATH BENEFIT              We will pay a benefit to   The amount payable is the death benefit amount
                           the beneficiary of the     minus any indebtedness as of the death benefit
                           policy when the insured    valuation date. You may choose either of the
                           dies. Before the           following death benefit options:
                           insured's attained
                           insurance age 100, your    OPTION 1 (LEVEL AMOUNT): If death is prior to the
                           policy's death benefit     insured's attained insurance age 100, the death
                           can never be less than     benefit amount is the greater of the following as
                           the specified amount       determined on the death benefit valuation date:
                           unless you change that     - the specified amount; or
                           amount or your policy has  - a percentage of the policy value.
                           outstanding indebtedness.
                                                      OPTION 2 (VARIABLE AMOUNT): If death is prior to
                                                      the insured's attained insurance age 100, the
                                                      death benefit amount is the greater of the
                                                      following as determined on the death benefit
                                                      valuation date:
                                                      - the policy value plus the specified amount; or
                                                      - the percentage of the policy value.

                                                      You may change the death benefit option or
                                                      specified amount within certain limits, but doing
                                                      so generally will affect policy charges. We
                                                      reserve the right to limit any decrease to the
                                                      extent necessary to qualify the policy as life
                                                      insurance under the Internal Revenue Code of 1986,
                                                      as amended (Code).

                                                      UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON
                                                      OR AFTER THE INSURED'S ATTAINED INSURANCE AGE 100,
                                                      THE DEATH BENEFIT AMOUNT WILL BE THE GREATER OF:
                                                      - the policy value on the death benefit valuation
                                                        date; or
                                                      - the policy value at the insured's attained
                                                        insurance age 100.

--------------------------------------------------------------------------------------------------------

MINIMUM INITIAL PREMIUM    Your policy will not       MINIMUM INITIAL PREMIUM PERIOD: A period of the
PERIOD AND NO LAPSE        lapse (end without value)  first five policy years during which you may
GUARANTEE (NLG)            if the minimum initial     choose to pay the minimum initial premium as long
                           premium period or any of   as the policy value minus indebtedness equals or
                           the NLG options are in     exceeds the monthly deduction.
                           effect, even if the cash
                           surrender value is less    NO LAPSE GUARANTEES: Each policy has the following
                           than the amount needed to  NLG options, which remains in effect if you meet
                           pay the monthly            certain premium requirements and indebtedness does
                           deduction.                 not exceed the policy value minus surrender
                                                      charges:

                                                      - NO LAPSE GUARANTEE TO AGE 70 (NLG-70) guarantees
                                                        the policy will not lapse before the insured's
                                                        attained insurance age 70 (or 10 years, if
                                                        later).

                                                      - NO LAPSE GUARANTEE TO AGE 100 (NLG-100)
                                                        guarantees the policy will not lapse before the
                                                        insured's attained insurance age 100.

--------------------------------------------------------------------------------------------------------




12 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
FLEXIBLE PREMIUMS          You choose when to pay     When you apply for your policy, you state how much
                           premiums and how much      you intend to pay and whether you will pay
                           premium to pay.            quarterly, semiannually or annually. You may also
                                                      make additional, unscheduled premium payments
                                                      subject to certain limits. You cannot make premium
                                                      payments on or after the insured's attained
                                                      insurance age 100. We reserve the right to refuse
                                                      premiums to the extent necessary to qualify the
                                                      policy as life insurance under the Code. Although
                                                      you have flexibility in paying premiums, the
                                                      amount and frequency of your payments will affect
                                                      the policy value, cash surrender value and the
                                                      length of time your policy will remain in force as
                                                      well as affect whether any of the NLG options
                                                      remain in effect.

--------------------------------------------------------------------------------------------------------

RIGHT TO EXAMINE YOUR      You may return your        You may mail or deliver the policy to our home
POLICY ("FREE LOOK")       policy for any reason and  office or to your sales representative with a
                           receive a full refund of   written request for cancellation by the 10th day
                           all premiums paid.         after you receive it. On the date your request is
                                                      postmarked or received, the policy will
                                                      immediately be considered void from the start.

                                                      Under our current administrative practice, your
                                                      request to cancel the policy under the "Free Look"
                                                      provision will be honored if received at our home
                                                      office within 30 days from the latest of the
                                                      following dates:
                                                      - The date we mail the policy from our office.
                                                      - The policy date (only if the policy is issued in
                                                        force).
                                                      - The date your sales representative delivers the
                                                        policy to you as evidenced by our policy
                                                        delivery receipt, which you must
                                                        sign and date.

                                                      We reserve the right to change or discontinue this
                                                      administrative practice at any time.

--------------------------------------------------------------------------------------------------------

EXCHANGE RIGHT             For two years after the    Because the policy itself offers a fixed return
                           policy is issued, you can  option, all you need to do is transfer all of the
                           exchange it for one that   policy value in the subaccounts to the fixed
                           provides benefits that do  account. This exchange does not require our
                           not vary with the          underwriting approval. We do not issue a new
                           investment return of the   policy. State restrictions may apply.
                           subaccounts.

--------------------------------------------------------------------------------------------------------

INVESTMENT CHOICES         You may direct your net
                           premiums or transfer your
                           policy's value to:
                           - THE VARIABLE ACCOUNT     - UNDER THE VARIABLE ACCOUNT your policy's value
                             which consists of          may increase or decrease daily, depending on the
                             subaccounts, each of       investment return. No minimum amount is
                             which invests in a fund    guaranteed.
                             with a particular
                             investment objective;
                             or
                           - THE FIXED ACCOUNT which  - THE FIXED ACCOUNT earns interest rates that we
                             is our general             adjust periodically. This rate will never be
                             investment account.        lower than 3%. (4% for prior policies).

--------------------------------------------------------------------------------------------------------




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  13

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
SURRENDERS                 You may cancel the policy  The cash surrender value is the policy value minus
                           while it is in force and   indebtedness minus any applicable surrender
                           receive its cash           charges. Partial surrenders are available within
                           surrender value or take a  certain limits for a fee.
                           partial surrender out of
                           your policy.

--------------------------------------------------------------------------------------------------------

LOANS                      You may borrow against     Your policy secures the loan.
                           your policy's cash
                           surrender value.

--------------------------------------------------------------------------------------------------------

TRANSFERS                  You may transfer your      You may transfer policy value from one subaccount
                           policy's value.            to another or between subaccounts and the fixed
                                                      account. You can also arrange for automated
                                                      transfers among the fixed account and subaccounts.
                                                      Certain restrictions may apply.

--------------------------------------------------------------------------------------------------------

OPTIONAL INSURANCE         You may add optional       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                   benefits to your policy    - ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB
                           at an additional cost, in    provides an additional death benefit if the
                           the form of riders (if       insured's death is caused by accidental injury.
                           you meet certain           - AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB
                           requirements). The           provides an increase in the specified amount at
                           amounts of these benefits    a designated percentage on each policy
                           do not vary with             anniversary until the earliest of the insured's
                           investment experience of     attained insurance age 65 or the occurrence of
                           the variable account.        certain other events, as described in the rider.
                           Certain restrictions and   - CHILDREN'S INSURANCE RIDER (CIR): CIR provides
                           conditions apply and are     level term coverage on each eligible child.
                           clearly described in the   - WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under
                           applicable rider.            WMD, we will waive the monthly deduction if the
                                                        insured becomes totally disabled before attained
                                                        insurance age 60.

                                                      In addition for policies purchased on or after May
                                                      1, 2006, the following applies:
                                                        - If total disability begins on or after
                                                          attained insurance age 60 but before attained
                                                          insurance age 65, the monthly deduction will
                                                          be waived only for a limited period of time;
                                                          and
                                                        - WMD also includes a waiver for involuntary
                                                          unemployment benefit where monthly deductions
                                                          may be waived up to 12 months. Ask your sales
                                                          representative about the terms of the WMD.
                                                      - WAIVER OF PREMIUM RIDER (WP): If the insured
                                                        becomes totally disabled before attained
                                                        insurance age 60, prior to attained insurance
                                                        age 65 we will add the monthly-specified premium
                                                        shown in the policy to the policy value, or
                                                        waive the monthly deduction if higher. On and
                                                        after attained insurance age 65, the monthly
                                                        deduction will be waived. If total disability
                                                        begins on or after attained insurance age 60 but
                                                        before attained insurance age 65, the addition
                                                        of the monthly deduction will be for a limited
                                                        period of time. WP also includes a waiver for
                                                        involuntary unemployment benefit where monthly
                                                        deductions may be waived up to 12 months.



14 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
OPTIONAL INSURANCE BENEFITS (CONTINUED)               - ADVANCESOURCE ACCELERATED BENEFIT RIDER FOR
                                                        CHRONIC ILLNESS (ASR): ASR provides a rider
                                                        payment to the owner, as an acceleration of the
                                                        policy's death benefit, if the accelerated
                                                        benefit insured becomes a chronically ill
                                                        individual who receives qualified long-term care
                                                        services. Please note the following about the
                                                        ASR:
                                                        - This rider is only available for 2001 CSO
                                                          Policies purchased under the Option 1 death
                                                          benefit on or after June 14, 2010.
                                                        - At the request of the owner, the accelerated
                                                          benefit under this rider will be paid each
                                                          month, limited by the maximum monthly
                                                          benefit, to the owner or to any individual
                                                          authorized to act on behalf of the owner.
                                                        - These payments are subject to certain
                                                          limitations and satisfaction of eligibility
                                                          requirements which include the following: 1)
                                                          A current written eligibility certification
                                                          from a licensed health care practitioner that
                                                          certifies the accelerated benefit insured is
                                                          a chronically ill individual; and 2) Proof
                                                          that the accelerated benefit insured received
                                                          or is receiving qualified long-term care
                                                          services pursuant to a plan of care; and 3)
                                                          Proof that the elimination period has been
                                                          satisfied; and 4) Written notice of claim and
                                                          proof of loss, as described in the "Claim
                                                          Provisions" section of the policy, in a form
                                                          satisfactory to us.
                                                        - We will begin monthly benefit payments under
                                                          this rider when the eligibility for the
                                                          payment of benefits conditions is met and a
                                                          claim for benefits has been approved by us.
                                                          The ASR does not include inflation protection
                                                          coverage and therefore the benefit level will
                                                          not increase over time. Because the costs of
                                                          long-term care services will likely increase
                                                          over time, you should consider whether and
                                                          how the benefits of the ASR may be adjusted.
                                                        - Monthly benefit payments paid will also
                                                          change other values of the life insurance
                                                          policy as provided in the rider such as
                                                          policy value less indebtedness, surrender
                                                          charges and monthly no-lapse guarantee
                                                          premiums.
                                                        - If you participate in the Portfolio Navigator
                                                          program (PN program), your participation in
                                                          the PN program will terminate once benefit
                                                          payments begin and all of your assets will
                                                          automatically transfer to the fixed account.

--------------------------------------------------------------------------------------------------------





    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  15

POLICY RISKS



       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
INVESTMENT RISK            You direct your net        - You can lose cash values due to adverse
                           premiums or transfer your    investment experience. No minimum amount is
                           policy's value to a          guaranteed under the subaccounts of the variable
                           subaccount that drops in     account.
                           value.                     - Your death benefit under Option 2 may be lower
                                                        due to adverse investment experience.
                                                      - Your policy could lapse due to adverse
                                                        investment experience if neither the minimum
                                                        initial premium period nor the NLG is in effect
                                                        and you do not pay the premiums needed to
                                                        maintain coverage.
                           -----------------------------------------------------------------------------

                           You transfer your          - The value of the subaccount from which you
                           policy's value between       transferred could increase.
                           subaccounts.               - The value of the subaccount to which you
                                                        transferred could decrease.
--------------------------------------------------------------------------------------------------------

RISK OF LIMITED POLICY     The policy is not          - If you are unable to afford the premiums needed
VALUES IN EARLY YEARS      suitable as a short-term     to keep the policy in force, your policy could
                           investment.                  lapse with no value.
                           -----------------------------------------------------------------------------

                           Your policy has little or  - Surrender charges apply to this policy for the
                           no cash surrender value      first ten years. Surrender charges can
                           in the early policy          significantly reduce policy values. Poor
                           years.                       investment performance can also significantly
                                                        reduce policy values. During early policy years
                                                        the cash surrender value may be less than the
                                                        premiums you pay for the policy.
                           -----------------------------------------------------------------------------

                           Your ability to take       - You cannot take partial surrenders during the
                           partial surrenders is        first policy year.
                           limited.
--------------------------------------------------------------------------------------------------------

LAPSE RISK                 You do not pay the         - We will not pay a death benefit if your policy
                           premiums needed to           lapses.
                           maintain coverage.         - Also, the lapse may have adverse tax
                                                        consequences. (See "Tax Risk.")
                           -----------------------------------------------------------------------------

                           Your policy may lapse due  - Surrender charges affect the surrender value,
                           to surrender charges.        which is a measure we use to determine whether
                                                        your policy will enter a grace period (and
                                                        possibly lapse, which may have adverse tax
                                                        consequences). A partial surrender will reduce
                                                        the policy value, will reduce the death benefit
                                                        and may terminate the NLG.
                           -----------------------------------------------------------------------------

                           You take a loan against    - Taking a loan increases the risk of:
                           your policy.                -- policy lapse (which may have adverse tax
                                                          consequences);
                                                       -- a permanent reduction of policy value;
                                                       -- reducing the death benefit.
                                                      - Taking a loan may also terminate the NLG.
                           -----------------------------------------------------------------------------

                           Your policy can lapse due  - Your policy could lapse due to adverse
                           to poor investment           investment experience if neither the minimum
                           performance.                 initial premium period nor the NLG is in effect
                                                        and you do not pay the premiums needed to
                                                        maintain coverage.
                                                      - The lapse may have adverse tax consequences.
--------------------------------------------------------------------------------------------------------




16 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK  You drop another policy    - You may pay surrender charges on the policy you
                           to buy this one.             drop.

                                                      - This policy has surrender charges, which may
                                                        extend beyond those in the policy you drop.

                                                      - You will be subject to new incontestability and
                                                        suicide  periods.

                                                      - You may be in a higher insurance risk rating
                                                        category now and you may pay higher premiums.

                                                      - If you drop the policy and it is not part of an
                                                        exchange under Section 1035 of the Code, there
                                                        may be adverse tax consequences if your total
                                                        policy value (before reductions for outstanding
                                                        loans, if any) exceeds your investment in the
                                                        policy.

                                                      - If you drop the policy as part of an exchange
                                                        under Section 1035 of the Code and there is a
                                                        loan on the policy, there may be adverse tax
                                                        consequences if your total policy value (before
                                                        reductions for the outstanding loan) exceeds
                                                        your investment in the policy.

                           -----------------------------------------------------------------------------

                           You use cash values or     - If you borrow from another policy to buy this
                           dividends from another       one, the loan reduces the death benefit on the
                           policy to buy this one,      other policy. If you fail to repay the loan and
                           without dropping the         accrued interest, you could lose the other
                           other policy.                coverage and you may be subject to income tax if
                                                        the policy lapses or is surrendered with a loan
                                                        against it.

                                                      - If you surrender cash value from another policy
                                                        to buy this one, you could lose coverage on the
                                                        other policy. Also, the surrender may be subject
                                                        to federal and state income tax.

--------------------------------------------------------------------------------------------------------

TAX RISK                   A policy may be            - Federal income tax on earnings will apply to
                           classified as a "modified    surrenders or loans from a MEC policy or an
                           endowment contract" (MEC)    assignment or pledge of a MEC policy. State
                           for federal income tax       income taxes may also apply. These taxable
                           purposes when issued. If     earnings come out first on surrenders or loans
                           a policy is not a MEC        from a MEC policy or an assignment or pledge of
                           when issued, certain         a MEC policy. If you are under age 59 1/2, a 10%
                           changes you make to the      penalty tax may also apply to these earnings.
                           policy may cause it to       After the earnings are withdrawn, then
                           become a MEC.                investment in the policy is paid out.

                           -----------------------------------------------------------------------------




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  17

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
TAX RISK (CONTINUED)       If your policy lapses or   - You will be taxed on any earnings in the policy.
                           is fully surrendered with    For non-MEC policies, these earnings include
                           an outstanding policy        earnings in policy cash surrender value and
                           loan, you may experience     earnings previously taken via existing loans. It
                           a significant tax risk,      could be the case that a policy with a
                           especially if your           relatively small existing cash value could have
                           policy is not a MEC.         significant earnings that will be taxed upon
                                                        lapse or surrender of the policy. For MEC
                                                        policies, earnings are the remaining earnings in
                                                        the policy, which could be a significant amount
                                                        depending on the policy.

                           -----------------------------------------------------------------------------
                           You may buy this policy    - The tax-deferred accrual of cash values provided
                           to fund a tax-deferred       by the policy is unnecessary because tax
                           retirement plan.             deferral is provided by the tax-deferred
                                                        retirement plan.

                           -----------------------------------------------------------------------------
                           The investments in the     - If a policy fails to qualify as a life insurance
                           subaccount are not           policy because
                           adequately diversified.      it is not adequately diversified, the
                                                        policyholder
                                                        must include in gross income the "income on the
                                                        contract"
                                                        (as defined in Section 7702(g) of the Code).

                           -----------------------------------------------------------------------------

                           Congress may change how    - You could lose any or all of the specific
                           life insurance is taxed      federal income tax attributes and benefits of a
                           at any time.                 life insurance policy including tax-deferred
                                                        accrual of cash values and income tax free death
                           The interpretation of        benefits. For non-MEC policies you could lose
                           current tax law is           your ability to take non-taxable distributions
                           subject to change by the     from the policy.
                           Internal Revenue Service
                           (IRS) or the courts at
                           any time.

                           -----------------------------------------------------------------------------

                           The IRS may determine      - You may be taxed on the income of each
                           that you are the owner of    subaccount to the extent of your interest in the
                           the fund shares held by      subaccount.
                           our Variable Account.

--------------------------------------------------------------------------------------------------------





Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


18 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges primarily compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering and distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge" below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by the State of New York on premiums received by insurance companies.

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect or the Minimum Initial Guarantee Period is in effect and the premium payment requirements have been met. (See "No Lapse Guarantee," "Minimum Initial Guarantee Period," "Grace Period" and "Reinstatement" at the end of this section on policy costs.)

COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: primarily, this is the cost of providing the death benefit under your policy. It depends on:

   - the amount of the death benefit;

   - the policy value; and

   - the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

       We set the rates based on our expectations as to future mortality experience. Our current monthly cost of insurance rates are less than the maximum monthly cost of insurance rates guaranteed in the policy. We reserve the right to change rates from time to time; any change will apply to all individuals of the same rate classification. However, rates

    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  19
       will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners's Standard Ordinary (CSO) Smoker and Nonsmoker Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders with the exception of the WMD as it applies to the base policy.

   "D" IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

2. POLICY FEE: $7.50 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above for VUL
   IV - NY, - $ 0 per month for VUL IV ES - NY. This charge primarily reimburses us for expenses associated with issuing the policy, such as processing the application (mostly underwriting) and setting up computer records; and associated with administering and distributing the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month for either policy.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

SURRENDER CHARGE*
If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will reduce your policy value, minus indebtedness, by the applicable surrender charge.

The surrender charge primarily reimburses us for costs of issuing the policy, such as processing the application (mostly underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. The additional maximum surrender charge in a revised policy will be based on the insured's attained insurance age, sex (unless unisex rates are required by law), risk classification and the amount of the increase. It will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for VUL IV - NY and VUL IV ES - NY for a male, insurance age 40 qualifying for preferred nontobacco rates. We assume the specified amount to be $275,000 for VUL IV - NY. For VUL IV ES - NY, we assume the specified amount to be $2,000,000.


LAPSE OR
SURRENDER
AT
BEGINNING             MAXIMUM SURRENDER CHARGE
OF YEAR            VUL IV - NY    VUL IV ES - NY

      1             $2,865.50       $20,840.00

      2              2,865.50        20,840.00

      3              2,865.50        20,840.00

      4              2,865.50        20,840.00

      5              2,865.50        20,840.00

      6              2,865.50        20,840.00

      7              2,292.40        16,672.00

      8              1,719.30        12,504.00

      9              1,146.20         8,336.00

     10                573.10         4,168.00

     11                  0.00             0.00




* In prior policies, the "preferred nontobacco" risk classification was the "preferred nonsmoker" risk classification.

20 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

For 2001 CSO policies, the following table illustrates the maximum surrender charge for VUL IV - NY and VUL IV ES - NY for a male, insurance age 40 qualifying for preferred nontobacco rates. We assume the specified amount to be $400,000 for VUL IV - NY. For VUL IV ES - NY, we assume the specified amount to be $2,000,000.



LAPSE OR
SURRENDER
AT
BEGINNING          MAXIMUM SURRENDER CHARGE FOR:
OF YEAR            VUL IV - NY    VUL IV ES - NY

      1             $4,168.00       $20,840.00

      2              4,168.00        20,840.00

      3              4,168.00        20,840.00

      4              4,168.00        20,840.00

      5              4,168.00        20,840.00

      6              4,098.53        20,492.67

      7              3,264.93        16,324.67

      8              2,431.33        12,156.67

      9              1,597.73         7,988.67

     10                764.13         3,820.67

     11                  0.00             0.00



From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.


If the AdvanceSource rider is on your policy, once notice of claim is received, partial surrenders are no longer allowed.


MORTALITY AND EXPENSE RISK CHARGE
We deduct this charge from the subaccounts. It is equal, on an annual basis, to ..9% of the average daily net asset value of the subaccounts for the first 10 policy years. For years 11-20 this charge equals .45% for VUL IV - NY and .3% for VUL IV ES - NY. For years 21 and after, this charge equals .3% for VUL
IV - NY and .2% for VUL IV ES - NY. We reserve the right to charge up to .9% for both VUL IV - NY and VUL IV ES - NY for all policy years. Computed daily, the charge primarily compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  21

OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE OF NY

We are a stock life insurance company organized in 1972 under the laws of the State of New York and are located at 20 Madison Avenue Extension, Albany, NY 12203. Our mailing address is: 20 Madison Avenue Extension, P.O. Box 5144, Albany, NY 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the State of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


22 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  23

  Investment Advisers, LLC (Columbia Management Investment Advisers) and Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).



  Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this policy and other policies and contracts that we and our affiliate life insurance company issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this policy and other policies and contracts that we and our affiliates issue. Please see the Statement of Additional Information (SAI) for a table that ranks the underlying funds according to total dollar amounts that their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:

  - Compensating, training and educating sales representatives who sell the policies.

  - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to policy owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:


  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


24 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:





----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American           Seeks capital growth.                        American Century
Century(R) VP                                                   Investment Management,
International,                                                  Inc.
Class II
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through an    Calvert Investment
Series, Inc. VP    actively managed portfolio of stocks, bonds  Management Inc.,
SRI Balanced       and money market instruments which offer     adviser. New Amsterdam
Portfolio          income and capital growth opportunity and    Partners, LLP,
(previously        which satisfy the investment criteria,       subadviser on equity
Calvert Variable   including financial, sustainability and      portion; no subadviser
Series, Inc. VP    social responsibility factors.               on fixed-income portion.
SRI Social
Balanced
Portfolio)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3) (previously
RiverSource
Variable
Portfolio - Bala-
nced Fund (Class
3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Cash
Management Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dive-
rsified Bond Fund
(Class 3))
----------------------------------------------------------------------------------------




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  25

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dive-
rsified Equity
Income Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dyna-
mic Equity Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Emer-                                               Investment Advisers,
ging Markets                                                    LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
(previously                                                     an indirect wholly-owned
Threadneedle                                                    subsidiary of Ameriprise
Variable                                                        Financial, sub-adviser.
Portfolio - Emer-
ging Markets Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high total   Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Glob-
al Bond Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks total        Columbia Management
Portfolio - Glob-  return that exceeds the rate of inflation    Investment Advisers, LLC
al Inflation       over the long term.
Protected
Securities Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Glob-
al Inflation
Protected
Securities Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks total return, consisting of a high     Columbia Management
Portfolio - High   level of income and capital appreciation.    Investment Advisers, LLC
Income Fund,
Class 2
(previously
Columbia High
Yield Fund,
Variable Series,
Class B))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - High
Yield Bond Fund
(Class 3))
----------------------------------------------------------------------------------------




26 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks high total return through current      Columbia Management
Portfolio - Inco-  income and capital appreciation.             Investment Advisers, LLC
me Opportunities
Fund (Class 3)
(previously
RiverSource
Variable
Portfolio - Inco-
me Opportunities
Fund (Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
(previously                                                     an indirect wholly-owned
Threadneedle                                                    subsidiary of Ameriprise
Variable                                                        Financial, sub-adviser.
Portfolio - In-
ternational
Opportunity Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 3)
(previously
Seligman Variable
Portfolio - Grow-
th Fund (Class
3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Mid
Cap Growth Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Value
Opportunity Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Mid
Cap Value Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P                                                 Investment Advisers, LLC
500 Index Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - S&P
500 Index Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Large-Cap
Value Fund (Class
3) (previously
Seligman Variable
Portfolio - Larg-
er-Cap Value Fund
(Class 3))
----------------------------------------------------------------------------------------




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  27

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller-Cap
Value Fund (Class
3) (previously
Seligman Variable
Portfolio - Smal-
ler-Cap Value
Fund (Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Short
Duration U.S.
Government Fund
(Class 3))
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR)
Portfolio Service  stocks. Invests in securities of companies   is the fund's manager.
Class 2            whose value it believes is not fully         Fidelity Investments
                   recognized by the public. Invests in either  Money Management, Inc.
                   "growth" stocks or "value" stocks or both.   (FIMM) and other
                   The fund invests in domestic and foreign     affiliates of FMR serve
                   issuers.                                     as sub-advisers for the
                                                                fund.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            Fidelity Management &
Growth & Income    combination of current income and capital    Research Company (FMR)
Portfolio Service  appreciation. Normally invests a majority    is the fund's manager.
Class 2            of assets in common stocks with a focus on   Fidelity Investments
                   those that pay current dividends and show    Money Management, Inc.
                   potential for capital appreciation. Invests  (FIMM) and other
                   in domestic and foreign issuers. The Fund    affiliates of FMR serve
                   invests in either "growth" stocks or         as sub-advisers for the
                   "value" stocks or both.                      fund.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class 2    Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   Fidelity Investments
                   capitalizations. May invest in companies     Money Management, Inc.
                   with smaller or larger market                (FIMM) and other
                   capitalizations. Invests in domestic and     affiliates of FMR serve
                   foreign issuers. The Fund invests in either  as sub-advisers for the
                   "growth" or "value" common stocks or both.   fund.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks           Research Company (FMR)
Portfolio Service  allocating investments across different      is the fund's manager.
Class 2            countries and regions. Normally invests at   Fidelity Investments
                   least 80% of assets in non-U.S. securities.  Money Management, Inc.
                                                                (FIMM) and other
                                                                affiliates of FMR serve
                                                                as sub-advisers for the
                                                                fund.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return. The fund normally   Franklin Templeton
Global Real        invests at least 80% of its net assets in    Institutional, LLC
Estate Securities  investments of companies located anywhere
Fund - Class 2     in the world that operate in the real
                   estate sector.
----------------------------------------------------------------------------------------




28 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
FTVIPT Franklin    Seeks long-term total return. The fund       Franklin Advisory
Small Cap Value    normally invests at least 80% of its net     Services, LLC
Securities         assets in investments of small
Fund - Class 2     capitalization companies.
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal. The fund normally invests  Advisers, LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Structured U.S.                                                 Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Appreciation
Fund, Series II
Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Development Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Development Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks to provide reasonable current income   Invesco Advisers, Inc.
Dividend Growth    and long-term growth of income and capital.
Fund, Series I
Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Technology Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth and income through      Invesco Advisers, Inc.
Kampen V.I.        investments in equity securities, including
Comstock Fund,     common stocks, preferred stocks and
Series II Shares   securities convertible into common and
(previously Van    preferred stocks.
Kampen LIT
Comstock
Portfolio, Class
II Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  29

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks current income and capital             Morgan Stanley
UIF Global Real    appreciation.                                Investment Management
Estate Portfolio,                                               Inc.; adviser, Morgan
Class II Shares                                                 Stanley Investment
(previously Van                                                 Management Limited and
Kampen's UIF                                                    Morgan Stanley
Global Real                                                     Investment Management
Estate Portfolio,                                               Company, subadvisers.
Class II Shares)
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks long-term capital growth by investing  Morgan Stanley
UIF Mid Cap        primarily in common stocks and other equity  Investment Management
Growth Portfolio,  securities.                                  Inc.
Class II Shares
(previously Van
Kampen's UIF Mid
Cap Growth
Portfolio, Class
II Shares)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high current income by investing       OppenheimerFunds, Inc.
Global Strategic   mainly in debt securities.
Income Fund/VA,
Service Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small- &
Mid-Cap
Fund(R)/VA
Service Shares
(previously
Oppenheimer Main
Street Small Cap
Fund/VA, Service
Shares)
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC,
Fund - Class IB                                                 adviser; Putnam Advisory
Shares                                                          Company, LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC,
Equity                                                          adviser; Putnam Advisory
Fund - Class IB                                                 Company, LLC, sub-
Shares                                                          adviser.
----------------------------------------------------------------------------------------

Putnam VT Multi-   Seeks long-term capital appreciation.        Putnam Investment
Cap Growth                                                      Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------




30 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 3)                                                  Selected Advisers, L.P.,
                                                                subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
3)                                                              L.P., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------




    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  31

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital appreciation.        Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
3)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term capital appreciation.        Columbia Wanger Asset
International                                                   Management, LLC
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, LLC
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT Core                                               Management, LLC,
Equity                                                          adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Index Asset                                                     adviser; Wells Capital
Allocation                                                      Management Inc., sub-
Fund - Class 2                                                  adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
International                                                   adviser; Wells Capital
Equity                                                          Management Inc., sub-
Fund - Class 2                                                  adviser.
(previously
Evergreen VA
International
Equity
Fund - Class 2)
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Opportunity                                                     adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
(previously Wells                                               adviser.
Fargo Advantage
VT Opportunity
Fund)
----------------------------------------------------------------------------------------




32 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
(previously Wells                                               adviser.
Fargo Advantage
VT Small Cap
Growth Fund)
----------------------------------------------------------------------------------------




PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")



If the Columbia Variable Portfolio - Cash Management Fund liquidates, we will delay payments of any transfer, surrender, loan or death benefit from the fund until the fund is liquidated.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.

VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types

    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  33
of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 3% (4% for prior policies), independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 3% (4% for prior policies), although we may do so at our sole discretion. Rates higher than 3% (4% for prior policies) may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 3% (4% for prior policies) on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and


- state how premiums are to be allocated among the fixed account and/or the subaccounts or enroll (if applicable) in the Portfolio Navigator Program (PN program).


INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy in Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS
PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUM IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.


34 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  35

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value. Here are the factors that influence those changes:

     The number of accumulation units you own may fluctuate due to:

     - additional net premiums allocated to the subaccounts;

     - transfers into or out of the subaccounts;

     - partial surrenders and partial surrender fees;

     - surrender charges; and/or

     - monthly deductions.

     Accumulation unit values will fluctuate due to:

     - changes in underlying fund net asset value;

     - fund dividends distributed to the subaccounts;

     - fund capital gains or losses;

     - fund operating expenses; and

     - mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD
To allow you to purchase the policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

- on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and


36 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

- the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness, equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial premium period is five years.

NO LAPSE GUARANTEES
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is sometimes referred to as a death benefit guarantee. Each policy has the following two NLG options:

  NO LAPSE GUARANTEE TO AGE 70 (NLG-70): This option guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 years, if later).

  The NLG-70 will remain in effect as long as:

  - the sum of premiums paid; minus

  - partial surrenders; minus

  - outstanding indebtedness; equals or exceeds

  - the NLG-70 premiums due since the policy date.

  The NLG-70 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG-70 in effect, the NLG-70 will terminate. Your policy will also lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-70 may be reinstated within two years of its termination if the policy is in force.

  NO LAPSE GUARANTEE TO AGE 100 (NLG-100): This option guarantees the policy will not lapse before the insured's attained insurance age 100.

  The NLG-100 will remain in effect as long as:

  - the sum of premiums paid; minus

  - partial surrenders; minus

  - outstanding indebtedness; equals or exceeds

  - the NLG-100 premiums due since the policy date.

  The NLG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG-100 in effect, the NLG-100 will terminate. If you have paid the sufficient premiums, the NLG-100 will be in effect. If the NLG-100 is not in effect, your policy will lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-100 may be reinstated within two years of its termination if the policy is in force.


The NLG-100 is not available when you add AdvanceSource rider to your policy.


GRACE PERIOD
If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and neither of the NLGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will then mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.


If you have the AdvanceSource rider on your policy and the AdvanceSource rider terminates at the end of the grace period while the accelerated benefit insured is chronically ill, the rider may be reinstated provided the owner submits a written request within five months after the date of termination and provided that certain other conditions are met. Certain conditions are listed in the rider. The reinstated rider will not provide monthly benefit payments during the period of lapse to the date of reinstatement. The effective date of the reinstated rider will be the beginning of the policy month that coincides with or next follows the date we approve the owner's request.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  37

REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that the insured remains insurable;

- payment of the premium we specify; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (See "Proceeds Payable Upon Death") will apply from the effective date of reinstatement. Surrender charges will also be reinstated. The NLG cannot be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT
During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the maximum number of transfers per year we may impose under the policy. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

A transfer for this purpose has no effect on the policy's death benefit, specified amount, net amount at risk, rate classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PAID-UP INSURANCE OPTION
You may request that we use the cash surrender value of the policy to purchase an amount of paid-up insurance. You may make your request in writing during the 30 days before any policy anniversary. The paid-up insurance policy will take effect as of the policy anniversary and will mature on the original policy's maturity date. You will forfeit all rights to make future premium payments and all riders will terminate.

The amount and cash surrender value of the paid-up insurance policy will be based on the cost of insurance rates guaranteed in the policy and on the fixed account guaranteed interest rate. The paid-up insurance policy's death benefit amount, minus its cash surrender value, cannot be greater than your current policy's death benefit, minus its policy value (both as of the date of the paid-up insurance policy's purchase). The amount of paid-up insurance will remain level and will not be less than required by law.

Any cash surrender value that is not used to purchase the paid-up insurance amount will be paid to you. At any time before the insured's death, you may surrender the paid-up insurance for its cash surrender value.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or


38 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

- the percentage of policy value.


EXAMPLE                                                                OPTION 1     OPTION 2

Specified amount                                                       $100,000     $100,000

Policy value                                                           $  5,000     $  5,000

Death benefit                                                          $100,000     $105,000

Policy value increases to                                              $  8,000     $  8,000

Death benefit                                                          $100,000     $108,000

Policy value decreases to                                              $  3,000     $  3,000

Death benefit                                                          $100,000     $103,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower, for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age 100, the death benefit amount will be the greater of:

- the policy value on the death benefit valuation date; or

- the policy value at the insured's attained insurance age 100.


IF YOU HAVE THE ADVANCESOURCE RIDER ON YOUR POLICY: The proceeds payable upon death of the accelerated benefit insured on or after the insured's attained age 100 anniversary is reduced by each AdvanceSource rider benefit paid.


CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.

- Minimum initial premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.


IF YOU HAVE THE ADVANCESOURCE RIDER ON YOUR POLICY: Option 2 is not available.


CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may increase.

- The minimum initial premium and the NLG premiums will increase.

- The surrender charge will increase.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  39

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless any of the NLG options or the minimum initial premium period is in effect.



DECREASES: After the first policy year, you may decrease the specified amount(1), subject to all the following limitations:



- Only one decrease per policy year is allowed.



- We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.



- After the decrease, the specified amount may not be less than the minimum amount shown in the policy.



- In policy years 2-5, the specified amount remaining after the decrease may not be less than 75% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.



- In policy years 6-10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.



- In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.



- In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.



- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.



Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.


EXAMPLE
This example for 2001 CSO Policies assumes an initial specified amount of $100,000. In policy year 6, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 10 (and 4 policy years after the effective date of the increase), you request a $125,000 decrease in the current specified amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the specified amount after this decrease is $125,000, computed as follows:

Maximum reduction in initial specified amount in
policy year 10:                                               $100,000 x .50    =  $ 50,000
Maximum reduction in increase in specified amount
during the fourth policy year of increase:                    $100,000 x .25    =   +25,000
                                                                                   --------
Maximum permitted reduction in current specified
amount:                                                                            $ 75,000
Current specified amount before reduction:                                         $200,000
Minus maximum permitted reduction in current
specified amount:                                                                   -75,000
                                                                                   --------
Specified amount after reduction                                                   $125,000


A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The minimum initial premium and the NLG premiums will decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

- First from the portion due to the most recent increase;

- Next from portions due to the next most recent increases successively; and

- Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.



(1) If you have the AdvanceSource rider on your policy and request a decrease in the policy specified amount, including decreases due to partial surrenders, you may impact the AdvanceSource rider specified amount and the remaining amount to be accelerated. After a decrease in the policy specified amount, if the remaining amount to be accelerated dividend by the new policy specified amount is greater than the maximum rider specified amount percent shown in the "Policy Data" section of the policy, then the rider specified amount and the remaining amount to be accelerated will be decreased. Any resulting decrease could cause a change in the maximum monthly benefit.


40 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

MISSTATEMENT OF AGE OR SEX
If the insured's age or sex has been misstated, the proceeds payable upon death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE
Suicide by the insured within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.


If you have the AdvanceSource rider on your policy, once benefit payments begin, any value in your subaccounts will be transferred to the fixed account as well as all future premium payments. Transfers to the subaccounts will not be allowed. At the end of the period of coverage, the portion of the policy value in excess of indebtedness due to us will remain in the fixed account until written request is made to transfer to any subaccounts. The request must be made within 30 days after the end of the period of coverage.


RESTRICTIONS ON TRANSFERS
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  41

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUND FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

WE TRY TO DISTINGUISH MARKET TIMING FROM TRANSFERS THAT WE BELIEVE ARE NOT HARMFUL, SUCH AS PERIODIC REBALANCING FOR PURPOSES OF AN ASSET ALLOCATION, DOLLAR-COST AVERAGING OR AN ASSET REBALANCING PROGRAM THAT MAY BE DESCRIBED IN THIS PROSPECTUS. THERE IS NO SET NUMBER OF TRANSFERS THAT CONSTITUTES MARKET TIMING. EVEN ONE TRANSFER IN RELATED ACCOUNTS MAY BE MARKET TIMING. WE SEEK TO RESTRICT THE TRANSFER PRIVILEGES OF A POLICY OWNER WHO MAKES MORE THAN THREE SUBACCOUNT TRANSFERS IN ANY 90 DAY PERIOD. WE ALSO RESERVE THE RIGHT TO REFUSE ANY TRANSFER REQUEST, IF, IN OUR SOLE JUDGMENT, THE DOLLAR AMOUNT OF THE TRANSFER REQUEST WOULD ADVERSELY AFFECT UNIT VALUES.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


42 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES
- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- For mail and telephone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and telephone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS
None.

MAXIMUM NUMBER OF TRANSFERS PER YEAR
You may make transfers by mail or telephone. However, we reserve the right to limit transfers by mail or telephone to five per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS
In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the Portfolio Navigator Program (PN program), you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and
Subaccounts -- Automated Dollar-Cost Averaging").

AUTOMATED TRANSFER POLICIES
- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  43

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

When a PN program model portfolio or investment option is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio or investment option then in effect. If you change to a different model portfolio or investment option or are reallocated according to an updated version of your existing model portfolio or investment option (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio or investment option.

ASSET REBALANCING
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so

44 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program").

PORTFOLIO NAVIGATOR PROGRAM



If you are participating in the PN program, your policy value is allocated to a PN program investment option. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective. You do not need to participate in the PN program to allocate your policy value to one or more of the funds of funds under the PN program. You may choose to discontinue your participation in the PN program at any time. The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their policy value to a fund of funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the "static" model portfolios, see "The static model portfolios".



You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



THE FUNDS OF FUNDS. Each of the funds of funds has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser to each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser to each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your policy value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a "static" model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and that fund's board of trustees.



Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income





FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.



THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for that model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  45

If you choose to remain in a "static" model portfolio, the investments and investment styles and policies of the underlying funds in which your policy value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.



Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.



PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of New York is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



Currently, there are five funds of funds available as investment options (and under the previous PN program five "static" model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and the fixed account according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN program, you must make transfers from the fixed account to the investment option in effect at that time. If you change to a different investment option, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated investment option.


You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.


You may request a change to your fund of funds (or a transfer to a fund of funds) up to twice per policy year by written request on an authorized form or by another method agreed to by us.


We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:




- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and



- discontinue the PN program after 30 days' written notice.



RISKS. Asset allocation does not guarantee that your policy will increase in value nor will it protect against a decline in value if market prices fall.



By investing in a fund of funds, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.




POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS
$500 or the remaining loan value, whichever is less.


46 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

MAXIMUM LOAN AMOUNTS
- 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed in the fixed account at the applicable guaranteed interest rate. (See "The Fixed Account.") A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG or minimum initial guarantee period to terminate.


If you have the AdvanceSource rider, upon Notice of Claim, additional policy loans are not permitted. This does not include policy loans taken to pay for interest due on an existing policy loan. If there is an outstanding policy loan at the time of an AdvanceSource rider monthly benefit payment, that benefit payment will be reduced to repay a portion of the policy loan.


POLICY SURRENDERS


You may take a full or a partial surrender by written request. We may, but are not required to, accept a full or partial surrender request from you by phone. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.


TOTAL SURRENDERS
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS
After the first policy year, you may take a partial surrender of any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we

    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  47
receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECT OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

  1. First from the specified amount provided by the most recent increase;

  2. Next from the next most recent increases successively;

  3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12203

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.

 2  BY PHONE
(800) 541-2251 (TOLL FREE)
(518) 869-8613 (LOCAL)

- We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay policy proceeds when:

- you surrender the policy; or

- the insured dies.


48 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). Additional options available under the policy are described in "Payment Options." We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on death proceeds from the date of the insured's death to the settlement date (the date on which we pay proceeds in a lump sum or we first place them under a payment option).


PAYMENT OPTIONS
During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.


- the Columbia Variable Portfolio - Cash Management Fund suspends payments of redemption proceeds in connection with a liquidation of the fund. In that case we will delay payment of any transfer, surrender, loan or death benefit from the fund until the fund is liquidated.


We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.

You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax and possibly a tax penalty, and may be subject to withholding pursuant to the Code. Such amounts will also be subject to tax reporting. Reporting may also be required in the


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  49
event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.


DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet either of these tests means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


RIVERSOURCE LIFE OF NY'S TAX STATUS
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.

TAXATION OF POLICY PROCEEDS
DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are and will be reported as taxable.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings will be reported to you.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan, assignment of policy value, or payment options may be subject to federal income tax as ordinary income to the extent of earnings that are distributed. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.


50 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

              SOURCE OF PROCEEDS                        TAXABLE PORTION OF PRE-DEATH PROCEEDS

NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1) You will be taxed on any
                                               earnings generated in the policy -- earnings in policy
                                               cash value and earnings previously taken via existing
                                               loans. It could be the case that a policy with a
                                               relatively small existing cash surrender value could
                                               have significant earnings that will be taxed upon
                                               surrender of the policy.

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1) You will be taxed on any earnings generated
                                               in the policy -- earnings in policy cash value and
                                               earnings previously taken via existing loans. It could
                                               be the case that a policy with a relatively small
                                               existing cash surrender value could have significant
                                               earnings that will be taxed upon lapse of the policy.

Partial surrenders:                            Generally, if the amount received is greater than your
                                               investment in the policy,(1) the amount in excess of
                                               your investment is taxable. However, during the first
                                               15 policy years, a different amount may be taxable if
                                               the partial surrender results in or is necessitated by
                                               a reduction in benefits.

Policy loans and assignments and pledges:      None.(2)
------------------------------------------------------------------------------------------------------



MODIFIED ENDOWMENT CONTRACTS:(3)

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1)

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1)

Partial surrenders:                            Lesser of:
                                               - the amount received; or
                                               - policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:      Lesser of:
                                               - the amount of the loan/assignment; or
                                               - policy value minus your investment in the policy.(1)
------------------------------------------------------------------------------------------------------



PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT
CONTRACTS):                                    OPTION A: Treated as a full surrender and earnings are
                                               taxed and may be subject to an additional 10% penalty
                                               tax for modified endowment contracts. Interest is taxed
                                               (and not subject to an additional 10% penalty tax).

                                               OPTIONS B AND C: A portion of each payment is taxed and
                                               a portion is considered a return on investment in the
                                               policy(1) and not taxed. Any indebtedness at the time
                                               the option is elected is treated as a partial surrender
                                               and earnings are taxed and may be subject to an
                                               additional 10% penalty tax for modified endowment
                                               contracts. Payments made after the investment in the
                                               policy(1) is fully recovered are taxed and may be
                                               subject to an additional 10% penalty tax for modified
                                               endowment contracts.
------------------------------------------------------------------------------------------------------





(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified Endowment Contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax (exceptions apply).

MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  51

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy. (See discussion above regarding modified endowment contracts.)

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit,(1) is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the first seven years following a material change exceed the recalculated limits.

REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had been in effect for the entire applicable seven-year period. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

- the distribution occurs on or after the date that the owner attains age
  59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

(1) Please note that any Base Insured Rider (BIR) or Other Insured Rider (OIR) currently in force on a policy cannot be increased. Also, these riders are no longer available for purchase.

OTHER TAX CONSIDERATIONS
INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 13, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have income, gift and estate tax consequences, depending on the circumstances.

1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges:

52 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

(1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract.


OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Currently, partial exchanges of life insurance policies are not allowed under the Code. All of these laws are subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan, and (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.

EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI policy is any life insurance policy owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the policy and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.

The PPA created a new section of the Code, Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance policy(ies). Please note that the regulations issued in 2008 require an employer to file Form 8925. These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


ADVANCESOURCE RIDER: This rider is intended to be federally tax-qualified long-term care insurance under Section 7702B(b) of the Code, as adopted by the Health Insurance Portability and Accountability Act of 1996 -- Public Law 104-191. The benefit is intended to qualify for exclusion from income within the limits of the Code. Receipt of benefits in excess of those limits may be taxable. For this purpose, benefits under other contracts paying long-term care benefits are included in determining whether benefits exceed the limits imposed by the Code. Any charges for this rider that are deducted from the cash value of the life insurance contract will not be included in taxable income. The investment in the contract, however, is reduced (but not below zero) by the amount of the charge.


SPLIT DOLLAR ARRANGEMENTS
The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or "splits" between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  53

The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.

MUTUALLY EXCLUSIVE REGIMES

The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, RRTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.


  - ECONOMIC BENEFIT SPLIT DOLLAR: Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.

  The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.

  - LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR: Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code and Section 1.7872-15 of the Treasury regulations. If the split dollar loan provides for sufficient interest, then, except as provided in Section 1.7872-15 of the Treasury regulations, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.

EOLI REQUIREMENTS MAY APPLY
For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see "Employee-Owned Life Insurance"). IRS Notice 2008-42 provides guidance to the application of Section 101(j) to split-dollar arrangements. Discuss your situations with appropriate legal counsel.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if two or more persons are designated as policy owners or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisor.


SECTION 409A
The regulations under Section 409A of the Code explain that a split-dollar life insurance policy may be subject to the general rules for the taxation of non-qualified deferred compensation plans in Section 409A. IRS Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.


54 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.

- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS
- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 95% (85% for VUL IV ES - NY prior policies) of the initial target premium when the policy is sold, plus 2.75% (3.5% and 2.5%, respectively, for VUL IV - NY and VUL IV ES - NY prior policies) of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

  -- providing services to policy owners; and

  -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS
- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

  -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

  -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

  -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

  -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  55

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

  -- fees and expenses we collect from policy owners, including surrender charges; and

  -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES
- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS


Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.



RiverSource Life of NY is involved in the normal course of business in a number of other legal, arbitration and regulatory proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS(*)
RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges;

- Cost of insurance charges;

* In prior policies, the "preferred nontobacco" risk classification was the "preferred nonsmoker" risk classification.

- Policy fees;


56 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current and guaranteed charges for the policies; and

- Current and guaranteed charges for prior policies.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV - NY and VUL IV ES - NY. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the fee tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.04% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund operating expenses.


RISK CLASSIFICATION OF THE INSURED:(*) The illustrations assume the insured is a male, age 40, in our preferred nontobacco risk classification. Illustrated policy values would be lower if this assumed insured did not qualify as a nontobacco risk or nonsmoker risk, as applicable.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations for VUL IV - NY assume that a premium of $4,500 is paid in full at the beginning of each policy year. For prior policies, the illustrations for VUL IV - NY assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations for VUL IV - NY 2001 CSO Policies assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations VUL IV ES - NY assume that a premium of $30,000 is paid in full at the beginning of each policy year. For prior policies, the illustration for VUL IV ES - NY assume that a premium of $25,000 is paid in full at the beginning of each policy year. The illustrations for VUL IV ES - NY 2001 CSO Policies assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year.

- Premium amounts were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

* In prior policies, the "preferred nontobacco" risk classification was the "preferred nonsmoker" risk classification.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  57

VUL IV - NY                                                                                FOR 2001 CSO POLICIES
ILLUSTRATION
----------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$400,000                                      MALE -- AGE 40                               CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                     PREFERRED NONTOBACCO                            ANNUAL PREMIUM $3,500
----------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED         DEATH BENEFIT                 POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%       0%       6%         12%       0%      6%         12%       0%      6%         12%
----------------------------------------------------------------------------------------------------------------
   1    $    3,675 $400,000 $400,000 $   400,000 $ 2,772 $  2,957 $     3,142 $    -- $     -- $        --
   2         7,534  400,000  400,000     400,000   5,435    5,978       6,543   1,267    1,810       2,375
   3        11,585  400,000  400,000     400,000   8,005    9,079      10,243   3,837    4,911       6,075
   4        15,840  400,000  400,000     400,000  10,459   12,239      14,249   6,291    8,071      10,081
   5        20,307  400,000  400,000     400,000  12,802   15,464      18,594   8,634   11,296      14,426

   6        24,997  400,000  400,000     400,000  15,013   18,733      23,290  11,678   15,399      19,955
   7        29,922  400,000  400,000     400,000  17,106   22,061      28,388  14,606   19,561      25,887
   8        35,093  400,000  400,000     400,000  19,097   25,465      33,943  17,430   23,798      32,275
   9        40,523  400,000  400,000     400,000  20,998   28,959      40,016  20,164   28,125      39,182
  10        46,224  400,000  400,000     400,000  22,812   32,549      46,662  22,812   32,549      46,662

  15        79,301  400,000  400,000     400,000  31,809   53,787      93,343  31,809   53,787      93,343
  20       121,517  400,000  400,000     400,000  37,398   77,691     168,750  37,398   77,691     168,750
  25       175,397  400,000  400,000     400,000  37,152  103,183     294,225  37,152  103,183     294,225
  30       244,163  400,000  400,000     585,897  27,404  128,089     505,084  27,404  128,089     505,084
  35       331,927  400,000  400,000     911,254     530  148,270     851,639     530  148,270     851,639

  40       443,939       --  400,000   1,494,889      --  153,754   1,423,704      --  153,754   1,423,704
  45       586,898       --  400,000   2,466,484      --  117,665   2,349,032      --  117,665   2,349,032
  50       769,354       --       --   4,013,442      --       --   3,822,326      --       --   3,822,326
  55     1,002,219       --       --   6,297,026      --       --   6,234,679      --       --   6,234,679
  60     1,299,420       --       --  10,369,000      --       --  10,369,000      --       --  10,369,000
----------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.





58 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ESTATE SERIES - NY                                                                            FOR 2001 CSO POLICIES
ILLUSTRATION
--------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                        MALE -- AGE 40                                     CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                         PREFERRED NONTOBACCO                                 ANNUAL PREMIUM $25,000
--------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%       0%        6%          12%       0%        6%          12%
--------------------------------------------------------------------------------------------------------------------------
   1    $   26,250 $2,000,000 $2,000,000 $ 2,000,000 $ 21,024 $   22,387 $    23,750 $    184 $    1,547 $     2,910
   2        53,813  2,000,000  2,000,000   2,000,000   41,379     45,415      49,618   20,539     24,575      28,778
   3        82,753  2,000,000  2,000,000   2,000,000   61,140     69,178      77,887   40,300     48,338      57,047
   4       113,141  2,000,000  2,000,000   2,000,000   80,208     93,596     108,693   59,368     72,756      87,853
   5       145,048  2,000,000  2,000,000   2,000,000   98,603    118,707     142,306   77,763     97,867     121,466

   6       178,550  2,000,000  2,000,000   2,000,000  116,454    144,661     179,144   99,782    127,989     162,472
   7       213,728  2,000,000  2,000,000   2,000,000  133,664    171,390     219,434  121,160    158,886     206,930
   8       250,664  2,000,000  2,000,000   2,000,000  150,415    199,103     263,714  142,079    190,767     255,378
   9       289,447  2,000,000  2,000,000   2,000,000  166,772    227,900     312,456  162,604    223,732     308,288
  10       330,170  2,000,000  2,000,000   2,000,000  182,743    257,833     366,128  182,743    257,833     366,128

  15       566,437  2,000,000  2,000,000   2,000,000  263,243    437,065     746,830  263,243    437,065     746,830
  20       867,981  2,000,000  2,000,000   2,000,000  326,885    653,048   1,378,366  326,885    653,048   1,378,366
  25     1,252,836  2,000,000  2,000,000   2,977,019  365,120    913,711   2,440,180  365,120    913,711   2,440,180
  30     1,744,020  2,000,000  2,000,000   4,859,632  364,323  1,230,248   4,189,338  364,323  1,230,248   4,189,338
  35     2,370,908  2,000,000  2,000,000   7,570,917  295,252  1,628,339   7,075,624  295,252  1,628,339   7,075,624

  40     3,170,994  2,000,000  2,270,936  12,457,518   93,859  2,162,796  11,864,303   93,859  2,162,796  11,864,303
  45     4,192,129         --  2,969,416  20,644,244       --  2,828,016  19,661,184       --  2,828,016  19,661,184
  50     5,495,385         --  3,802,262  33,774,112       --  3,621,202  32,165,821       --  3,621,202  32,165,821
  55     7,158,706         --  4,663,119  53,255,632       --  4,616,949  52,728,348       --  4,616,949  52,728,348
  60     9,281,573         --  5,964,474  88,059,553       --  5,964,474  88,059,553       --  5,964,474  88,059,553
--------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  59

VUL IV - NY                                                                           FOR 2001 CSO POLICIES
ILLUSTRATION
-----------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$400,000                                    MALE -- AGE 40                         GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                   PREFERRED NONTOBACCO                         ANNUAL PREMIUM $3,500
-----------------------------------------------------------------------------------------------------------

                                                       POLICY VALUE           CASH SURRENDER VALUE
        PREMIUM(1)                                 ASSUMING HYPOTHETICAL      ASSUMING HYPOTHETICAL
       ACCUMULATED         DEATH BENEFIT                   GROSS                      GROSS
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS  ANNUAL INVESTMENT RETURN   ANNUAL INVESTMENT RETURN
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF             OF                         OF
YEAR      AT 5%       0%       6%         12%      0%      6%        12%      0%      6%        12%
-----------------------------------------------------------------------------------------------------------
   1    $    3,675 $400,000 $400,000 $  400,000 $ 2,636 $ 2,816 $    2,997 $    -- $    -- $       --
   2         7,534  400,000  400,000    400,000   5,166   5,691      6,239     998   1,523      2,071
   3        11,585  400,000  400,000    400,000   7,593   8,628      9,751   3,425   4,460      5,583
   4        15,840  400,000  400,000    400,000   9,908  11,618     13,551   5,740   7,450      9,383
   5        20,307  400,000  400,000    400,000  12,102  14,653     17,656   7,934  10,485     13,488

   6        24,997  400,000  400,000    400,000  14,167  17,725     22,089  10,833  14,391     18,755
   7        29,922  400,000  400,000    400,000  16,107  20,837     26,885  13,606  18,336     24,385
   8        35,093  400,000  400,000    400,000  17,946  24,015     32,108  16,279  22,348     30,441
   9        40,523  400,000  400,000    400,000  19,698  27,274     37,816  18,865  26,440     36,983
  10        46,224  400,000  400,000    400,000  21,355  30,608     44,049  21,355  30,608     44,049

  15        79,301  400,000  400,000    400,000  27,357  47,608     84,359  27,357  47,608     84,359
  20       121,517  400,000  400,000    400,000  27,716  63,245    145,501  27,716  63,245    145,501
  25       175,397  400,000  400,000    400,000  19,259  74,171    241,432  19,259  74,171    241,432
  30       244,163       --  400,000    464,332      --  74,252    400,286      --  74,252    400,286
  35       331,927       --  400,000    703,953      --  51,055    657,900      --  51,055    657,900

  40       443,939       --       --  1,124,755      --      --  1,071,196      --      --  1,071,196
  45       586,898       --       --  1,800,303      --      --  1,714,575      --      --  1,714,575
  50       769,354       --       --  2,824,626      --      --  2,690,120      --      --  2,690,120
  55     1,002,219       --       --  4,274,326      --      --  4,232,006      --      --  4,232,006
  60     1,299,420       --       --  6,856,438      --      --  6,856,438      --      --  6,856,438
-----------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.




THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



60 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ESTATE SERIES - NY                                                                            FOR 2001 CSO POLICIES
ILLUSTRATION
--------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                        MALE -- AGE 40                                  GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                         PREFERRED NONTOBACCO                                 ANNUAL PREMIUM $25,000
--------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%       0%        6%          12%       0%        6%          12%
--------------------------------------------------------------------------------------------------------------------------
   1    $   26,250 $2,000,000 $2,000,000 $ 2,000,000 $ 20,643 $   21,992 $    23,344 $     -- $    1,152 $     2,504
   2        53,813  2,000,000  2,000,000   2,000,000   40,625     44,613      48,767   19,785     23,773      27,927
   3        82,753  2,000,000  2,000,000   2,000,000   59,966     67,896      76,491   39,126     47,056      55,651
   4       113,141  2,000,000  2,000,000   2,000,000   78,625     91,818     106,699   57,785     70,978      85,859
   5       145,048  2,000,000  2,000,000   2,000,000   96,564    116,357     139,601   75,724     95,517     118,761

   6       178,550  2,000,000  2,000,000   2,000,000  113,748    141,493     175,430   97,076    124,821     158,758
   7       213,728  2,000,000  2,000,000   2,000,000  130,198    167,266     214,507  117,694    154,762     202,003
   8       250,664  2,000,000  2,000,000   2,000,000  146,043    193,824     257,299  137,707    185,488     248,963
   9       289,447  2,000,000  2,000,000   2,000,000  161,353    221,267     304,260  157,185    217,099     300,092
  10       330,170  2,000,000  2,000,000   2,000,000  176,088    249,589     355,787  176,088    249,589     355,787

  15       566,437  2,000,000  2,000,000   2,000,000  237,302    401,790     697,090  237,302    401,790     697,090
  20       867,981  2,000,000  2,000,000   2,000,000  269,694    567,134   1,240,496  269,694    567,134   1,240,496
  25     1,252,836  2,000,000  2,000,000   2,595,587  259,758    740,477   2,127,531  259,758    740,477   2,127,531
  30     1,744,020  2,000,000  2,000,000   4,103,195  183,979    914,500   3,537,237  183,979    914,500   3,537,237
  35     2,370,908         --  2,000,000   6,184,711       --  1,080,053   5,780,104       --  1,080,053   5,780,104

  40     3,170,994         --  2,000,000   9,847,588       --  1,209,037   9,378,655       --  1,209,037   9,378,655
  45     4,192,129         --  2,000,000  15,728,974       --  1,228,464  14,979,975       --  1,228,464  14,979,975
  50     5,495,385         --  2,000,000  24,645,841       --    868,628  23,472,229       --    868,628  23,472,229
  55     7,158,706         --         --  37,263,708       --         --  36,894,760       --         --  36,894,760
  60     9,281,572         --         --  59,743,327       --         --  59,743,327       --         --  59,743,327
--------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  61

VUL IV - NY                                                                            FOR PRE 2001 CSO POLICIES
ILLUSTRATION
----------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $400,000            MALE -- AGE 40                                CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                     PREFERRED NONTOBACCO                            ANNUAL PREMIUM $4,500
----------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED         DEATH BENEFIT                 POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%       0%       6%         12%       0%      6%         12%       0%      6%         12%
----------------------------------------------------------------------------------------------------------------
   1    $    4,725 $400,000 $400,000 $   400,000 $ 3,473 $  3,708 $     3,944 $    -- $     -- $        --
   2         9,686  400,000  400,000     400,000   6,863    7,551       8,268   2,695    3,383       4,100
   3        14,896  400,000  400,000     400,000  10,147   11,510      12,989   5,979    7,342       8,821
   4        20,365  400,000  400,000     400,000  13,352   15,616      18,172   9,184   11,448      14,004
   5        26,109  400,000  400,000     400,000  16,456   19,851      23,841  12,288   15,683      19,673

   6        32,139  400,000  400,000     400,000  19,451   24,212      30,037  16,117   20,877      26,703
   7        38,471  400,000  400,000     400,000  22,340   28,704      36,817  19,839   26,203      34,316
   8        45,120  400,000  400,000     400,000  25,158   33,368      44,275  23,491   31,701      42,608
   9        52,101  400,000  400,000     400,000  27,929   38,236      52,506  27,096   37,402      51,673
  10        59,431  400,000  400,000     400,000  30,654   43,314      61,591  30,654   43,314      61,591

  15       101,959  400,000  400,000     400,000  44,137   73,299     125,298  44,137   73,299     125,298
  20       156,237  400,000  400,000     400,000  54,219  108,637     229,725  54,219  108,637     229,725
  25       225,511  400,000  400,000     494,939  59,020  150,008     405,688  59,020  150,008     405,688
  30       313,924  400,000  400,000     806,625  55,353  197,695     695,366  55,353  197,695     695,366
  35       426,763  400,000  400,000   1,252,975  36,582  253,002   1,171,004  36,582  253,002   1,171,004

  40       570,779       --  400,000   2,054,011      --  320,131   1,956,201      --  320,131   1,956,201
  45       754,583       --  434,299   3,387,897      --  413,618   3,226,569      --  413,618   3,226,569
  50       989,169       --  557,636   5,513,407      --  531,082   5,250,864      --  531,082   5,250,864
  55     1,288,567       --  684,873   8,651,929      --  678,092   8,566,267      --  678,092   8,566,267
  60     1,670,683       --  876,459  14,244,662      --  876,459  14,244,662      --  876,459  14,244,662
----------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



62 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ESTATE SERIES - NY                                                                           FOR PRE 2001 CSO POLICIES
ILLUSTRATION
-----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                MALE -- AGE 40                                       CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                          PREFERRED NONTOBACCO                                   ANNUAL PREMIUM $30,000
-----------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED            DEATH BENEFIT                     POLICY VALUE                 CASH SURRENDER VALUE
END OF WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%           12%       0%        6%           12%       0%        6%          12%
-----------------------------------------------------------------------------------------------------------------------------
   1   $    31,500 $2,000,000 $2,000,000 $  2,000,000 $ 25,470 $   27,113 $     28,757 $  4,630 $    6,273 $      7,917
   2        64,575  2,000,000  2,000,000    2,000,000   50,311     55,191       60,271   29,471     34,351       39,431
   3        99,304  2,000,000  2,000,000    2,000,000   74,538     84,279       94,830   53,698     63,439       73,990
   4       135,769  2,000,000  2,000,000    2,000,000   98,222    114,484      132,812   77,382     93,644      111,972
   5       174,057  2,000,000  2,000,000    2,000,000  121,321    145,800      174,514  100,481    124,960      153,674

   6       214,260  2,000,000  2,000,000    2,000,000  143,793    178,224      220,270  127,121    161,552      203,598
   7       256,473  2,000,000  2,000,000    2,000,000  165,602    211,756      270,453  153,098    199,252      257,949
   8       300,797  2,000,000  2,000,000    2,000,000  186,872    246,562      325,640  178,536    238,226      317,304
   9       347,337  2,000,000  2,000,000    2,000,000  207,669    282,756      386,410  203,501    278,588      382,242
  10       396,204  2,000,000  2,000,000    2,000,000  228,004    320,401      453,345  228,004    320,401      453,345

  15       679,725  2,000,000  2,000,000    2,000,000  330,650    545,890      928,083  330,650    545,890      928,083
  20     1,041,578  2,000,000  2,000,000    2,303,621  416,544    822,447    1,719,120  416,544    822,447    1,719,120
  25     1,503,404  2,000,000  2,000,000    3,706,673  479,330  1,166,185    3,038,257  479,330  1,166,185    3,038,257
  30     2,092,824  2,000,000  2,000,000    6,045,591  507,463  1,599,964    5,211,717  507,463  1,599,964    5,211,717
  35     2,845,090  2,000,000  2,314,138    9,415,351  476,256  2,162,746    8,799,393  476,256  2,162,746    8,799,393

  40     3,805,193  2,000,000  3,017,360   15,489,649  333,031  2,873,677   14,752,047  333,031  2,873,677   14,752,047
  45     5,030,555         --  3,927,885   25,668,578       --  3,740,843   24,446,265       --  3,740,843   24,446,265
  50     6,594,462         --  5,014,214   42,005,989       --  4,775,442   40,005,704       --  4,775,442   40,005,704
  55     8,590,447         --  6,135,304   66,254,204       --  6,074,558   65,598,221       --  6,074,558   65,598,221
  60    11,137,887         --  7,831,427  109,545,725       --  7,831,427  109,545,725       --  7,831,427  109,545,725
-----------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  63

                                                                                           FOR PRE 2001 CSO
VUL IV - NY                                                                                        POLICIES
ILLUSTRATION
-----------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $400,000           MALE -- AGE 40                         GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                   PREFERRED NONTOBACCO                         ANNUAL PREMIUM $4,500
-----------------------------------------------------------------------------------------------------------

                                                       POLICY VALUE           CASH SURRENDER VALUE
        PREMIUM(1)                                 ASSUMING HYPOTHETICAL      ASSUMING HYPOTHETICAL
       ACCUMULATED         DEATH BENEFIT                   GROSS                      GROSS
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS  ANNUAL INVESTMENT RETURN   ANNUAL INVESTMENT RETURN
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF             OF                         OF
YEAR      AT 5%       0%       6%         12%      0%      6%        12%      0%      6%       12%
-----------------------------------------------------------------------------------------------------------
   1    $    4,725 $400,000 $400,000 $  400,000 $ 3,243 $ 3,471 $    3,699 $    -- $    -- $       --
   2         9,686  400,000  400,000    400,000   6,361   7,019      7,706   2,193   2,851      3,538
   3        14,896  400,000  400,000    400,000   9,357  10,649     12,053   5,189   6,481      7,885
   4        20,365  400,000  400,000    400,000  12,223  14,355     16,766   8,055  10,187     12,598
   5        26,109  400,000  400,000    400,000  14,950  18,129     21,873  10,782  13,961     17,705

   6        32,139  400,000  400,000    400,000  17,532  21,965     27,406  14,197  18,630     24,072
   7        38,471  400,000  400,000    400,000  19,970  25,867     33,412  17,470  23,366     30,912
   8        45,120  400,000  400,000    400,000  22,259  29,830     39,933  20,592  28,162     38,266
   9        52,101  400,000  400,000    400,000  24,391  33,846     47,016  23,557  33,013     46,183
  10        59,431  400,000  400,000    400,000  26,357  37,912     54,714  26,357  37,912     54,714

  15       101,959  400,000  400,000    400,000  33,065  58,347    104,426  33,065  58,347    104,426
  20       156,237  400,000  400,000    400,000  32,560  77,008    180,871  32,560  77,008    180,871
  25       225,511  400,000  400,000    400,000  20,321  89,527    303,985  20,321  89,527    303,985
  30       313,924       --  400,000    587,975      --  86,504    506,875      --  86,504    506,875
  35       426,763       --  400,000    885,506      --  46,265    827,575      --  46,265    827,575

  40       570,779       --       --  1,407,697      --      --  1,340,664      --      --  1,340,664
  45       754,583       --       --  2,236,985      --      --  2,130,462      --      --  2,130,462
  50       989,169       --       --  3,476,265      --      --  3,310,729      --      --  3,310,729
  55     1,288,567       --       --  5,228,027      --      --  5,176,264      --      --  5,176,264
  60     1,670,683       --       --  8,387,820      --      --  8,387,820      --      --  8,387,820
-----------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



64 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ESTATE SERIES - NY                                                                        FOR PRE 2001 CSO POLICIES
ILLUSTRATION
--------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                MALE -- AGE 40                                 GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                         PREFERRED NONTOBACCO                                 ANNUAL PREMIUM $30,000
--------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%       0%        6%          12%       0%        6%         12%
--------------------------------------------------------------------------------------------------------------------------
   1   $    31,500 $2,000,000 $2,000,000 $ 2,000,000 $ 23,687 $   25,272 $    26,859 $  2,847 $    4,432 $     6,019
   2        64,575  2,000,000  2,000,000   2,000,000   46,623     51,274      56,123   25,783     30,434      35,283
   3        99,304  2,000,000  2,000,000   2,000,000   68,828     78,049      88,050   47,988     57,209      67,210
   4       135,769  2,000,000  2,000,000   2,000,000   90,268    105,582     122,871   69,428     84,742     102,031
   5       174,057  2,000,000  2,000,000   2,000,000  110,906    133,861     160,842   90,066    113,021     140,002

   6       214,260  2,000,000  2,000,000   2,000,000  130,712    162,875     202,253  114,040    146,203     185,581
   7       256,473  2,000,000  2,000,000   2,000,000  149,709    192,674     247,488  137,205    180,170     234,984
   8       300,797  2,000,000  2,000,000   2,000,000  167,865    223,254     296,918  159,529    214,918     288,582
   9       347,337  2,000,000  2,000,000   2,000,000  185,152    254,617     350,962  180,984    250,449     346,794
  10       396,204  2,000,000  2,000,000   2,000,000  201,540    286,765     410,095  201,540    286,765     410,095

  15       679,725  2,000,000  2,000,000   2,000,000  267,123    457,805     801,659  267,123    457,805     801,659
  20     1,041,578  2,000,000  2,000,000   2,000,000  296,870    642,404   1,431,859  296,870    642,404   1,431,859
  25     1,503,404  2,000,000  2,000,000   2,995,612  271,442    834,019   2,455,419  271,442    834,019   2,455,419
  30     2,092,824  2,000,000  2,000,000   4,711,653  148,720  1,020,908   4,061,770  148,720  1,020,908   4,061,770
  35     2,845,090         --  2,000,000   7,058,680       --  1,186,801   6,596,897       --  1,186,801   6,596,897

  40     3,805,193         --  2,000,000  11,185,915       --  1,298,454  10,653,253       --  1,298,454  10,653,253
  45     5,030,555         --  2,000,000  17,741,320       --  1,283,535  16,896,496       --  1,283,535  16,896,496
  50     6,594,462         --  2,000,000  27,536,463       --    751,644  26,225,203       --    751,644  26,225,203
  55     8,590,447         --         --  41,380,344       --         --  40,970,637       --         --  40,970,637
  60    11,137,887         --         --  66,357,949       --         --  66,357,949       --         --  66,357,949
--------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  65

                                                                                             FOR PRIOR POLICIES,
                                                                                               AS DEFINED IN THE
VUL IV - NY                                                                               "KEY TERMS" SECTION OF
ILLUSTRATION                                                                                     THIS PROSPECTUS
----------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $275,000            MALE -- AGE 40                                CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                     PREFERRED NONSMOKER                             ANNUAL PREMIUM $3,500
----------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED         DEATH BENEFIT                 POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%       0%       6%         12%       0%      6%         12%       0%      6%        12%
----------------------------------------------------------------------------------------------------------------
   1    $    3,675 $275,000 $275,000 $   275,000 $ 2,958 $  3,149 $     3,341 $    93 $    284 $       475
   2         7,534  275,000  275,000     275,000   5,847    6,414       7,005   2,981    3,549       4,140
   3        11,585  275,000  275,000     275,000   8,660    9,792      11,019   5,794    6,927       8,154
   4        15,840  275,000  275,000     275,000  11,406   13,297      15,427   8,541   10,431      12,562
   5        20,307  275,000  275,000     275,000  14,066   16,909      20,246  11,200   14,044      17,380

   6        24,997  275,000  275,000     275,000  16,647   20,644      25,526  14,355   18,352      23,234
   7        29,922  275,000  275,000     275,000  19,137   24,491      31,302  17,418   22,772      29,583
   8        35,093  275,000  275,000     275,000  21,562   28,480      37,649  20,416   27,334      36,503
   9        40,523  275,000  275,000     275,000  23,907   32,602      44,612  23,334   32,029      44,039
  10        46,224  275,000  275,000     275,000  26,183   36,872      52,265  26,183   36,872      52,265

  15        79,301  275,000  275,000     275,000  37,341   62,106     106,202  37,341   62,106     106,202
  20       121,517  275,000  275,000     275,000  46,131   92,510     195,718  46,131   92,510     195,718
  25       175,397  275,000  275,000     422,544  51,960  129,797     346,347  51,960  129,797     346,347
  30       244,163  275,000  275,000     689,734  52,801  175,505     594,598  52,801  175,505     594,598
  35       331,927  275,000  275,000   1,074,419  44,188  233,290   1,004,130  44,188  233,290   1,004,130

  40       443,939  275,000  325,954   1,767,836  18,080  310,433   1,683,653  18,080  310,433   1,683,653
  45       586,898       --  425,776   2,929,815      --  405,501   2,790,300      --  405,501   2,790,300
  50       769,354       --  544,897   4,794,545      --  518,949   4,566,233      --  518,949   4,566,233
  55     1,002,219       --  667,768   7,559,378      --  661,156   7,484,532      --  661,156   7,484,532
  60     1,299,420       --  853,680  12,499,303      --  853,680  12,499,303      --  853,680  12,499,303
----------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



66 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

                                                                                                       FOR PRIOR POLICIES,
                                                                                                         AS DEFINED IN THE
VUL IV ESTATE SERIES - NY                                                                           "KEY TERMS" SECTION OF
ILLUSTRATION                                                                                               THIS PROSPECTUS
--------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $2,000,000                MALE -- AGE 40                                    CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                          PREFERRED NONSMOKER                                 ANNUAL PREMIUM $25,000
--------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%       0%        6%          12%       0%        6%         12%
--------------------------------------------------------------------------------------------------------------------------
   1    $   26,250 $2,000,000 $2,000,000 $ 2,000,000 $ 21,024 $   22,387 $    23,750 $    184 $    1,547 $     2,910
   2        53,813  2,000,000  2,000,000   2,000,000   41,495     45,534      49,741   20,655     24,694      28,901
   3        82,753  2,000,000  2,000,000   2,000,000   61,426     69,480      78,205   40,586     48,640      57,365
   4       113,141  2,000,000  2,000,000   2,000,000   80,886     94,319     109,461   60,046     73,479      88,621
   5       145,048  2,000,000  2,000,000   2,000,000   99,774    119,977     143,682   78,934     99,137     122,842

   6       178,550  2,000,000  2,000,000   2,000,000  118,050    146,440     181,122  101,378    129,768     164,450
   7       213,728  2,000,000  2,000,000   2,000,000  135,674    173,693     222,067  123,170    161,189     209,563
   8       250,664  2,000,000  2,000,000   2,000,000  152,773    201,890     267,003  144,437    193,554     258,667
   9       289,447  2,000,000  2,000,000   2,000,000  169,306    231,024     316,299  165,138    226,856     312,131
  10       330,170  2,000,000  2,000,000   2,000,000  185,342    261,199     370,472  185,342    261,199     370,472

  15       566,437  2,000,000  2,000,000   2,000,000  263,910    439,494     752,341  263,910    439,494     752,341
  20       867,981  2,000,000  2,000,000   2,000,000  324,856    653,429   1,385,464  324,856    653,429   1,385,464
  25     1,252,836  2,000,000  2,000,000   2,991,645  363,626    914,604   2,452,168  363,626    914,604   2,452,168
  30     1,744,020  2,000,000  2,000,000   4,883,541  364,719  1,232,638   4,209,949  364,719  1,232,638   4,209,949
  35     2,370,908  2,000,000  2,000,000   7,608,708  298,837  1,632,866   7,110,943  298,837  1,632,866   7,110,943

  40     3,170,994  2,000,000  2,277,837  12,520,093  101,910  2,169,368  11,923,898  101,910  2,169,368  11,923,898
  45     4,192,129         --  2,977,665  20,744,703       --  2,835,871  19,756,860       --  2,835,871  19,756,860
  50     5,495,385         --  3,811,672  33,930,860       --  3,630,164  32,315,105       --  3,630,164  32,315,105
  55     7,158,706         --  4,673,502  53,492,592       --  4,627,230  52,962,962       --  4,627,230  52,962,962
  60     9,281,573         --  5,977,446  88,450,636       --  5,977,446  88,450,636       --  5,977,446  88,450,636
--------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  67

                                                                                        FOR PRIOR POLICIES,
                                                                                          AS DEFINED IN THE
VUL IV - NY                                                                          "KEY TERMS" SECTION OF
ILLUSTRATION                                                                                THIS PROSPECTUS
-----------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT $275,000           MALE -- AGE 40                         GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                    PREFERRED NONSMOKER                         ANNUAL PREMIUM $3,500
-----------------------------------------------------------------------------------------------------------

                                                       POLICY VALUE           CASH SURRENDER VALUE
        PREMIUM(1)                                 ASSUMING HYPOTHETICAL      ASSUMING HYPOTHETICAL
       ACCUMULATED         DEATH BENEFIT                   GROSS                      GROSS
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS  ANNUAL INVESTMENT RETURN   ANNUAL INVESTMENT RETURN
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF             OF                         OF
YEAR      AT 5%       0%       6%         12%      0%      6%        12%      0%      6%       12%
-----------------------------------------------------------------------------------------------------------
   1    $    3,675 $275,000 $275,000 $  275,000 $ 2,587 $ 2,766 $    2,946 $    -- $    -- $       80
   2         7,534  275,000  275,000    275,000   5,082   5,602      6,145   2,217   2,737      3,279
   3        11,585  275,000  275,000    275,000   7,488   8,512      9,625   4,622   5,647      6,759
   4        15,840  275,000  275,000    275,000   9,798  11,492     13,407   6,933   8,627     10,541
   5        20,307  275,000  275,000    275,000  12,008  14,539     17,517   9,143  11,673     14,651

   6        24,997  275,000  275,000    275,000  14,113  17,648     21,983  11,821  15,356     19,690
   7        29,922  275,000  275,000    275,000  16,115  20,825     26,844  14,396  19,105     25,125
   8        35,093  275,000  275,000    275,000  18,010  24,066     32,138  16,864  22,920     30,992
   9        40,523  275,000  275,000    275,000  19,793  27,369     37,905  19,220  26,796     37,331
  10        46,224  275,000  275,000    275,000  21,459  30,732     44,191  21,459  30,732     44,191

  15        79,301  275,000  275,000    275,000  27,604  48,088     85,256  27,604  48,088     85,256
  20       121,517  275,000  275,000    275,000  28,802  65,301    149,756  28,802  65,301    149,756
  25       175,397  275,000  275,000    311,911  22,100  80,105    255,665  22,100  80,105    255,665
  30       244,163  275,000  275,000    492,785   1,091  87,730    424,815   1,091  87,730    424,815
  35       331,927       --  275,000    740,190      --  77,701    691,766      --  77,701    691,766

  40       443,939       --  275,000  1,174,827      --  19,683  1,118,883      --  19,683  1,118,883
  45       586,898       --       --  1,865,122      --      --  1,776,306      --      --  1,776,306
  50       769,354       --       --  2,896,629      --      --  2,758,694      --      --  2,758,694
  55     1,002,219       --       --  4,354,598      --      --  4,311,483      --      --  4,311,483
  60     1,299,420       --       --  6,984,787      --      --  6,984,787      --      --  6,984,787
-----------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



68 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

                                                                                                   FOR PRIOR POLICIES,
                                                                                                     AS DEFINED IN THE
                                                                                                "KEY TERMS" SECTION OF
VUL IV ESTATE SERIES - NY                                                                              THIS PROSPECTUS
ILLUSTRATION
----------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                       MALE -- AGE 40                               GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                         PREFERRED NONSMOKER                              ANNUAL PREMIUM $25,000
----------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                    POLICY VALUE              CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%       0%       6%         12%       0%       6%         12%
----------------------------------------------------------------------------------------------------------------------
   1    $   26,250 $2,000,000 $2,000,000 $ 2,000,000 $ 18,944 $ 20,239 $    21,536 $     -- $     -- $       696
   2        53,813  2,000,000  2,000,000   2,000,000   37,217   40,990      44,925   16,377   20,150      24,085
   3        82,753  2,000,000  2,000,000   2,000,000   54,835   62,284      70,368   33,995   41,444      49,528
   4       113,141  2,000,000  2,000,000   2,000,000   71,760   84,093      98,026   50,920   63,253      77,186
   5       145,048  2,000,000  2,000,000   2,000,000   87,954  106,390     128,083   67,114   85,550     107,243

   6       178,550  2,000,000  2,000,000   2,000,000  103,379  129,152     160,746   86,707  112,480     144,074
   7       213,728  2,000,000  2,000,000   2,000,000  118,057  152,412     196,305  105,553  139,908     183,801
   8       250,664  2,000,000  2,000,000   2,000,000  131,952  176,148     235,027  123,616  167,812     226,691
   9       289,447  2,000,000  2,000,000   2,000,000  145,030  200,341     277,215  140,862  196,173     273,047
  10       330,170  2,000,000  2,000,000   2,000,000  157,257  224,974     323,210  157,257  224,974     323,210

  15       566,437  2,000,000  2,000,000   2,000,000  202,494  352,239     623,763  202,494  352,239     623,763
  20       867,981  2,000,000  2,000,000   2,000,000  211,751  478,801   1,096,145  211,751  478,801   1,096,145
  25     1,252,836  2,000,000  2,000,000   2,283,792  163,607  588,393   1,871,961  163,607  588,393   1,871,961
  30     1,744,020  2,000,000  2,000,000   3,607,687   11,568  646,852   3,110,075   11,568  646,852   3,110,075
  35     2,370,908         --  2,000,000   5,418,543       --  579,354   5,064,059       --  579,354   5,064,059

  40     3,170,994         --  2,000,000   8,599,915       --  169,525   8,190,395       --  169,525   8,190,395
  45     4,192,129         --         --  13,652,614       --       --  13,002,490       --       --  13,002,490
  50     5,495,385         --         --  21,202,852       --       --  20,193,193       --       --  20,193,193
  55     7,158,706         --         --  31,874,613       --       --  31,559,022       --       --  31,559,022
  60     9,281,573         --         --  51,126,606       --       --  51,126,606       --       --  51,126,606
----------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  69

KEY TERMS

These terms can help you understand details about your policy.


ACCELERATED BENEFIT INSURED: This person is the insured of the policy to which the AdvanceSource rider is attached.


ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.


ADULT DAY CARE: A program that provides a protective environment and preventive, remedial and restorative services for part of the 24-hour day.



ADULT DAY CARE CENTER: A place that is licensed to provide adult day care by the state. If not licensed, it must meet certain criteria listed in the AdvanceSource rider.



ADVANCESOURCE RIDER: In this prospectus, "AdvanceSource rider" refers to the AdvanceSource Accelerated Benefit Rider for Chronic Illness.



ADVANCESOURCE RIDER SPECIFIED AMOUNT: The maximum death benefit amount that may be accelerated under the AdvanceSource rider. This amount is chosen in your application for the rider and is shown in the "Policy Data" section of the policy.



ASSISTED LIVING FACILITY: A facility that provides ongoing care and related services to inpatients in one location.


ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.


CHRONICALLY ILL INDIVIDUAL: An individual who has been certified by a licensed health care practitioner within the last 12 months as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.


COGNITIVE IMPAIRMENT: A deficiency in a person's short-term memory; orientation as to person, place, and time; deductive or abstract reasoning; or judgment as it relates to safety awareness.


DEATH BENEFIT VALUATION DATE: The date of the insured's death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured's death.

DURATION: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.


ELIGIBILITY FOR THE PAYMENT OF BENEFITS CONDITIONS: Eligibility requirements for claim payments include the following: 1) A current written eligibility certification from a licensed health care practitioner that certifies the accelerated benefit insured is a chronically ill individual; and 2) Proof that the accelerated benefit insured received or is receiving qualified long-term care services pursuant to a plan of care; and 3) Proof that the elimination period has been satisfied; and 4) Written notice of claim and proof of loss, as described in the "Claim Provisions" section of the rider.



ELIMINATION PERIOD: The number of days of qualified long-term care services that are required while the AdvanceSource rider is in force before any benefit is available under the rider. The elimination period is shown in the "Policy Data" section of the policy. The dates of service need not be continuous; however, the elimination period must be satisfied within a period of 730 consecutive days. The elimination period must be satisfied only once while this rider is in force. Once all conditions for eligibility for the payment of benefits have been met, benefits will be payable for services used to satisfy the elimination period.


FIXED ACCOUNT: The general investment account of RiverSource Life of NY. The fixed account is made up of all of RiverSource Life of NY's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.


70 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

GOOD ORDER: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all policy owners, exactly as registered on the policy, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


HOME HEALTH CARE: Personal assistance and care provided by a home health care provider in a private home or by an adult day care center.



HOME HEALTH CARE PROVIDER: An agency or person who provides home health care.



HOSPITAL: A place which, by law, provides care and treatment for sick or injured persons as resident bed patients.


INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit is paid.


LICENSED HEALTH CARE PRACTITIONER: A physician, a registered nurse, a licensed social worker, or any other individual who meets the requirements as may be prescribed by the U.S. Secretary of the Treasury.



LONG-TERM CARE FACILITY: A facility, other than the acute care unit of a hospital, that provides skilled nursing care, intermediate care, or custodial care, and is licensed by the appropriate state licensing agency or if not licensed maintains a registered nurse or licensed practical nurse on duty at all times to supervise a 24-hour nursing service, a doctor to supervise the operation of the facility, a planned program of policies and procedures that were developed with the advice of a professional group including at least one doctor or nurse, and a doctor available to furnish emergency medical care. Please see your AdvanceSource rider for further details.


MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the first five policy years when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.


MONTHLY BENEFIT PAYMENT: The amount paid to the owner, or to any individual authorized to act on behalf of the owner, for a calendar month of qualified long-term care services received by the accelerated benefit insured.



MONTHLY BENEFIT PERCENT: The percentage (1%, 2% or 3%) which is elected at issue and shown in the "Policy Data" section of the policy.


MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. Each policy has the following two no lapse guarantee options:

- NO LAPSE GUARANTEE TO AGE 70 (NLG-70) guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 policy years, if later).

  NLG-70 PREMIUM: The premium required to keep the NLG-70 in effect. The NLG-70 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  71

- NO LAPSE GUARANTEE TO AGE 100 (NLG-100) guarantees the policy will not lapse before the insured's attained insurance age 100.

  NLG-100 PREMIUM: The premium required to keep the NLG-100 in effect. The NLG-100 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.

The feature is in effect if you meet certain premium requirements or unless indebtedness exceeds the policy value minus surrender charges. In addition to the two NLGs, see the discussion under "minimum initial premium payment period" in the "Key Terms" above.


NOTICE OF CLAIM: The written notice required to be submitted in order to start a claim.


OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


PERIOD OF COVERAGE: The period of time during which the accelerated benefit insured receives services that are covered under AdvanceSource rider.



PLAN OF CARE: A written plan for long-term care services designed especially for the accelerated benefit insured.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PRIOR POLICIES: Policies purchased prior to May 1, 2006.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

- Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the greater of:

  -- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

  -- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

- On surrender of the policy, the proceeds will be the cash surrender value.


PROOF OF LOSS: A signed form with a written statement and additional documentation needed by us in order to pay benefits under the AdvanceSource rider to the owner.



QUALIFIED LONG-TERM CARE SERVICES: Necessary diagnostic, preventive, therapeutic, curing, treating, mitigating and rehabilitative services, and maintenance or personal care services, which are:



1. required for treatment of a chronically ill individual; and



2. provided pursuant to a plan of care prescribed by a licensed health care practitioner; and



3. provided in a long-term care facility, an assisted living facility, an adult day care center, or by a home health care provider.


RISK CLASSIFICATION: A group of insureds that RiverSource Life of NY expects will have similar mortality experience.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.


SUBSTANTIAL SUPERVISION: Continual supervision (which may include cuing by verbal prompting, gestures, or other demonstrations) by another person that is necessary to protect the severely cognitively impaired individual from threats to his or her health or safety (such as may result from wandering).


SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.


72 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

2001 CSO POLICIES: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.


    RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                           IV - ESTATE SERIES -- PROSPECTUS  73

                       THIS PAGE LEFT BLANK INTENTIONALLY




74 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
1 (800) 541-2251

Additional information about RiverSource of New York Account 8 (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
       RiverSource Life Insurance Co. of New York at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                   RiverSource Life Insurance Co. of New York
                  20 Madison Avenue Extension, Albany, NY 12203
                                1 (800) 541-2251
                         riversource.com/life insurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,
                  100 F. Street, N.E., Washington, D.C. 20549.

                      Investment Company Act File #811-5213

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


     (C) 2008-2011 RiverSource Life Insurance Company. All rights reserved.




S-6419 P (4/11)

PART B: STATEMENT OF ADDITIONAL INFORMATION

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Account 8 dated April 29, 2011, filed electronically as Part B to Post-Effective Amendment No. 25 to Registration Statement No. 333-42257 on or about April 27, 2011, is incorporated by reference to this Post-Effective Amendment No. 30.

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11, File No. 33-15290 is incorporated herein by reference.

(a)(2) Consent in writing to establish additional subaccounts filed electronically as Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 81 subaccounts dated March 20, 2005, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 21 is incorporated herein by reference.

(a)(4) Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger band subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(a)(6) Board Resolution for establishment of 101 subaccounts dated April 15, 2011, filed electronically as Exhibit (a)(5) to Post-Effective Amendment No. 25 to Registration Statement No. 333-42257 is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (VUL3-NY) filed electronically as Exhibit 1.A. (5)(a) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy Endorsement (VUL IV-NY) filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 7 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(3) Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit 1.A. (5)(b) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(4) Accidental Death Benefit Rider filed electronically as Exhibit 1.A.(5)(c) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(5) Other Insured Rider filed electronically as Exhibit 1.A. (5)(d) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(6) Children's Term Insurance Rider filed electronically as Exhibit 1.A.
(5)(e) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(7) Automatic Increase Benefit Rider filed electronically as Exhibit 1.A.
(5)(f) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(8) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(8) to Post-Effective Amendment No. 9 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(9) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(9) to Post-Effective Amendment No. 9 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(10) Copy of Specimen Policy for Flexible Premium Variable Life Insurance Policy (VULIV-NY/VULIVES-NY) filed electronically as Exhibit (d)(10) to Post-Effective Amendment No. 21 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(11) Copy of AdvanceSource (R) Accelerated benefit Rider for Chronic Illness filed electronically as Exhibit (d)(11) to Post-Effective Amendment No. 29 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(12) Copy of Accelerated Benefit Rider for Terminal Illness filed electronically as Exhibit (d)(12) to Post-Effective Amendment No. 29 to Registration Statement No. 333-44644 is incorporated herein by reference.

(d)(13) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as Exhibit (d)(13) to Post-Effective Amendment No. 29 to Registration Statement No. 333-44644 is incorporated herein by reference.

(e)(1) Application form for the Flexible Premium Variable Life Insurance Policy filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(e)(2) Application form for the Accelerated Benefit Rider for Chronic Illness filed electronically as Exhibit (e)(2) to Post-Effective Amendment No. 29 to Registration Statement No. 333-44644 is incorporated herein by reference.

(f)(1) Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement 333-44644 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 9141-00-00 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 9141-00-00, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(3) Redacted copy of Second Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 9141-00-00 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 3092 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(5) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 3092, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(6) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 3092, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(7) Redacted copy of Amendment to Automatic YRT Agreement dated August 18, 2003, and identified as Treaty Number 3092 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(8) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 1158 filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(9) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 0322-6386 filed electronically as Exhibit (g)(9) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(10) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement dated August 18, 2003, between IDS Life Insurance Company of New York and Reinsurer, effective January 1, 2004, filed electronically as Exhibit
(g)(10) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(11) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000, filed electronically as Exhibit (g)(11) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(12) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000, filed electronically as Exhibit (g)(12) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(13) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000, filed electronically as Exhibit (g)(13) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(14) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated November 15, 2000, and identified as Treaty Number 7865-00-00 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(14) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(15) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000, filed electronically as Exhibit (g)(15) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(16) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated November 15, 2000, between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit (g)(16) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(17) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company of New York and Reinsurer, dated August 18, 2003, and identified as Treaty Number 7782-1 filed electronically as Exhibit (g)(17) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(18) Redacted copy of Addendum Number 2 to the Reinsurance Agreement dated August 18, 2003, and identified as Treaty Number 7782-1 between IDS Life Insurance Company of New York and Reinsurer filed electronically as Exhibit
(g)(18) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(g)(19) Redacted copy of Automatic and Facultative Reinsurance Agreement, Yearly Renewable Term, between IDS Life Insurance Company of New York and Reinsurer, dated November 15, 2000, and identified as Agreement Number 0322-2537 filed electronically as Exhibit (g)(19) to Registrant's Post-Effective Amendment No. 22, File No. 333-44644 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)
(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(5) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as
Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(6) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of new York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(8) to Post-Effective Amendment No. 21 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(8) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement Among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed electronically as Exhibit (h)(10) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(11) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No.333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(12) Copy of Fund Participation Agreement dated May 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h)
(13) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(13) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as
Exhibit 27(h) (14) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(14) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as
Exhibit 27(h) (15) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(15) Copy of Participation Agreement dated January 1, 2007, by and among, Wells Fargo Variable Trust, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC filed electronically as Exhibit(h)(16) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(16) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(20) to Post-Effective Amendment No. 23 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(19) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration

Statement No. 333-139764 on or about April 28, 2008, is incorporated herein by reference.

(h)(20) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(22) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(23) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL IV/VUL IV - ES NY are filed electronically herewith.

(m)(2) Calculations of Illustrations for VUL IV/VUL IV - ES NY 2005 Revisions are filed electronically herewith.

(m)(3) Calculations of Illustrations for VUL IV/VUL IV - ES NY 2008 Revisions are filed electronically herewith.

(n) Consent of Independent Registered Public Accounting Firm for VUL IV NY/VUL IV - ES NY is filed electronically herewith.

(o)    Not applicable.

(p)    Not applicable.

(q) RiverSource Life Insurance Co. of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit (q) to Post-Effective Amendment No. 25 to Registration Statement No. 333-42257 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 14, 2010, filed electronically as Exhibit 13 to Post-Effective Amendment No. 34 to Registration Statement No. 333-91691 is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Co. of New
York

Name                     Principal Business Address*        Positions and Offices with Depositor
----                 ----------------------------------   ---------------------------------------
Gumer C. Alvero      1765 Ameriprise Financial Center     Director and Executive Vice President -
                     Minneapolis, MN 55474                Annuities
Maureen A. Buckley   20 Madison Ave. Extension            Director, President and Chief
                     Albany, NY 12203                     Executive Officer
Richard N. Bush                                           Senior Vice President - Corporate Tax
Mark Gorham                                               Director and Vice President - Insurance
                                                          Product Development
Robert R. Grew       Carter, Ledyard & Milburn            Director
                     2 Wall Street
                     New York, NY 10005-2072
Ronald L. Guzior     Bollam, Sheedy, Torani               Director
                     & Co. LLP CPA's
                     26 Computer Drive West
                     Albany, NY 12205
Jean B. Keffeler     1010 Swingley Rd.                    Director
                     Livingston, MT 59047
Jeryl A. Millner     138 Ameriprise Financial Center      Director
                     Minneapolis, MN 55474
Richard T. Moore                                          Secretary
Thomas V. Nicolosi   Ameriprise Financial Services Inc.   Director
                     Suite 220
                     500 Mamaroneck Avenue
                     Harrison, NY 10528

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474


Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                 Jurisdiction of
Name of Subsidiary                                                Incorporation
------------------                                               ---------------
Advisory Capital Strategies Group Inc.                           Minnesota
AEXP Affordable Housing LLC                                      Delaware
American Enterprise Investment Services Inc.                     Minnesota
American Express Property Casualty Insurance Agency
   of Pennsylvania, Inc.                                         Pennsylvania
Ameriprise Advisor Services, Inc.                                Michicgan
Ameriprise Auto & Home Insurance Agency, Inc.                    Wisconsin
Ameriprise Bank, FSB                                             USA
Ameriprise Captive Insurance Company                             Vermont
Ameriprise Capital Trusts I-IV                                   Delaware
Ameriprise Certificate Company                                   Delaware
Ameriprise Financial Services, Inc.                              Delaware
Ameriprise Holdings, Inc.                                        Delaware
Ameriprise India Private Ltd.                                    India
Ameriprise Insurance Agency of Massachusetts, Inc.               Massachusetts
Ameriprise Insurance Agency                                      Wisconsin
Ameriprise Trust Company                                         Minnesota
AMPF Holding Corporation                                         Michigan
AMPF Property Corporation                                        Michigan
AMPF Realty Corporation                                          Michigan
Brecek & Young Advisors, Inc.                                    California
Brecek & Young Financial Group Insurance Agency of Texas, Inc.   Texas
Brecek & Young Financial Services Group of Montana, Inc.         Montana
Boston Equity General Partner LLC                                Delaware
4230 W. Green Oaks, Inc.                                         Michigan
IDS Capital Holdings Inc.                                        Minnesota
IDS Futures Corporation                                          Minnesota
IDS Management Corporation                                       Minnesota
IDS Property Casualty Insurance Company                          Wisconsin
Investors Syndicate Development Corporation                      Nevada
J. & W. Seligman & Co. Incorporated                              New York
Kenwood Capital Management LLC (47.7% owned)                     Delaware
Realty Assets Inc.                                               Nebraska
RiverSource CDO Seed Investments, LLC                            Minnesota
RiverSource Distributors, Inc.                                   Delaware
RiverSource Fund Distributors, Inc.                              Delaware
RiverSource Investments, LLC                                     Minnesota
RiverSource Life Insurance Company                               Minnesota
RiverSource Life Insurance Co. of New York                       New York
RiverSource REO 1, LLC                                           Minnesota
RiverSource Service Corporation                                  Minnesota
RiverSource Services, Inc.                                       Delaware
RiverSource Tax Advantaged Investments, Inc.                     Delaware
Securities America Advisors, Inc.                                Nebraska
Securities America Financial Corporation                         Nebraska
Securities America, Inc.                                         Nebraska
Seligman Asia, Inc.                                              Delaware
Seligman Focus Partners LLC                                      Delaware
Seligman Health Partners LLC                                     Delaware
Seligman Health Plus Partners LLC                                Delaware
Seligman Partners LLC                                            Delaware
Threadneedle Asset Management Holdings SARL                      England


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Annuity Account 10
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 8
RiverSource of New York Variable Annuity Account

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal       Positions and Offices
Business Address*           with Underwriter
-------------------   --------------------------
Lynn Abbott           President
Gumer C. Alvero       Director and Vice President
Thomas R. Moore       Secretary
David K. Stewart      Chief Financial Officer
William F. Truscott   Chairman of the Board and
                      Chief Executive officer
John R. Woerner       Director and Vice President

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

NAME OF                        NET UNDERWRITING    COMPENSATION
PRINCIPAL                       DISCOUNTS AND           ON          BROKERAGE        OTHER
UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS    COMPENSATION
--------------------------     ----------------    ------------    -----------    ------------
<S
RiverSource Distributors,
Inc.                              $22,718,221      None            None           None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Co. of New York at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 27th day of April, 2011.

                        RiverSource of New York Account 8
                        ---------------------------------
                                  (Registrant)

                  By RiverSource Life Insurance Co. of New York
                  ---------------------------------------------
                                    (Sponsor)

                            By /s/ Maureen A. Buckley*
                 ----------------------------------------------
                               Maureen A. Buckley
                 Director, President & Chief Executive Officer,
                            Chief Compliance Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2011.

/s/ Gumer C. Alvero*                            Director and Executive Vice
--------------------------------------           President - Annuities
Gumer C. Alvero

/s/ Maureen A. Buckley*                         Director, President & Chief Executive
--------------------------------------           Officer, Chief Compliance Officer
Maureen A. Buckley

/s/ Mark Gorham                                 Director, Vice President -
--------------------------------------           Insurance Product Development
Mark Gorham

/s/ Richard N. Bush*                            Senior Vice President -
--------------------------------------           Corporate Tax
Richard N. Bush

/s/ Robert R. Grew*                             Director
--------------------------------------
Robert R. Grew

/s/ Ronald L. Guzior*                           Director
--------------------------------------
Ronald L. Guzior

/s/ Jean B. Keffeler*                           Director
--------------------------------------
Jean B. Keffeler

/s/ Jeryl A. Millner*                           Director, Assistant Secretary
--------------------------------------
Jeryl A. Millner

/s/ Thomas V. Nicolosi*                         Director
--------------------------------------
Thomas V. Nicolosi

/s/ David K. Stewart*                           Vice President and Controller
--------------------------------------
David K. Stewart

* Signed pursuant to Power of Attorney dated October 14, 2010, filed electronically as Exhibit 13 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 34 to Registration Statement No. 333-91691, by:

/s/ Dixie Carroll
-----------------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 30
                     TO REGISTRATION STATEMENT NO. 333-44644

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Prospectus for:

RiverSource Variable Universal Life IV/RiverSource Variable Universal Life IV - Estate Series

Part B.

The combined Statement of Additional Information and Financial Statements relating to RiverSource of New York Account 8.

Part C.

Other information.

Signatures.

Exhibits.

                                  EXHIBIT INDEX

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1) Calculations of Illustrations for VUL IV/VUL IV - ES NY.

(m)(2) Calculations of Illustrations for VUL IV/VUL IV - ES NY 2005 Revisions.

(m)(3) Calculations of Illustrations for VUL IV/VUL IV - ES NY 2008 Revisions.

(n) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV - ES NY.